UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-22001

db-X Exchange-Traded Funds Inc.
(Exact name of registrant as specified in charter)

60 Wall Street
New York, New York 10005
(Address of principal executive offices) (Zip code)

Alex Depetris db-X Exchange-Traded Funds Inc.
60 Wall Street
New York, New York 10005
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (212) 250-4352

Date of fiscal year end:    May 31

Date of reporting period:  August 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Deutsche X-trackers ETFs

SCHEDULE OF INVESTMENTS

Deutsche X-trackers 2010 Target Date ETF

(formerly db X-trackers 2010 Target Date Fund)

August 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 26.0%
Basic Materials - 1.1%
Air Liquide SA (France)	31	$3,961
Anglo American PLC (United Kingdom)	125	3,175
Axiall Corp.	100	4,158
BASF SE (Germany)	91	9,361
BHP Billiton Ltd. (Australia)	308	10,549
BHP Billiton PLC (United Kingdom)	204	6,460
Chemtura Corp.*	100	2,469
Dow Chemical (The) Co.	136	7,283
E.I. du Pont de Nemours & Co.	106	7,008
Freeport-McMoRan, Inc.	100	3,637
Glencore PLC (Switzerland)*	1,270	7,641
KapStone Paper and Packaging Corp.*	100	3,074
Linde AG (Germany)	18	3,563
Monsanto Co.	61	7,055
PolyOne Corp.	100	3,922
Rio Tinto PLC (United Kingdom)	113	6,028
Schnitzer Steel Industries, Inc., Class A	100	2,769
Sherwin-Williams (The) Co.	76	16,575
Syngenta AG (Switzerland)	11	3,948

		112,636

Communications - 2.5%
8x8, Inc.*	300	2,331
Amazon.com, Inc.*	51	17,291
Angie’s List, Inc.*	200	1,534
ARRIS Group, Inc.*	100	3,061
AT&T, Inc.	637	22,270
Bankrate, Inc.*	100	1,404
BT Group PLC (United Kingdom)	709	4,555
Cisco Systems, Inc.	600	14,994
Comcast Corp., Class A	297	16,255
Consolidated Communications Holdings, Inc.	100	2,438
Deutsche Telekom AG (Germany)	290	4,336
DigitalGlobe, Inc.*	200	6,074
Finisar Corp.*	100	2,031
Google, Inc., Class A*	40	23,295
Google, Inc., Class C*	40	22,864
Harmonic, Inc.*	400	2,628
HealthStream, Inc.*	100	2,596
Houghton Mifflin Harcourt Co.*	100	1,920
Perficient, Inc.*	100	1,722
Sinclair Broadcast Group, Inc., Class A	100	2,905
SoftBank Corp. (Japan)	100	7,214
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	268	3,342
Thomson Reuters Corp. (Canada)	96	3,638
Time Warner, Inc.	100	7,703
Twenty-First Century Fox, Inc., Class A	300	10,626
Ubiquiti Networks, Inc.*	100	4,536
Verizon Communications, Inc.	464	23,116
Vodafone Group PLC (United Kingdom)	2,389	8,200
Walt Disney (The) Co.	205	18,425
WPP PLC (United Kingdom)	128	2,684
Yelp, Inc.*	100	8,242
Zillow, Inc., Class A*	9	1,291

		255,521

Consumer, Cyclical - 2.4%
AMC Entertainment Holdings, Inc., Class A	100	2,367
American Airlines Group, Inc.	100	3,891
Bayerische Motoren Werke AG (Germany)	35	4,075
Beacon Roofing Supply, Inc.*	100	2,852
Brunswick Corp.	100	4,300
Carnival Corp.	100	3,788
Cie Financiere Richemont SA (Switzerland)	50	4,768
Compass Group PLC (United Kingdom)	168	2,732
CVS Caremark Corp.	138	10,964
Daimler AG (Germany)	84	6,870
Federal-Mogul Holdings Corp.*	100	1,707
Ford Motor Co.	430	7,486
Group 1 Automotive, Inc.	100	8,016

Hennes & Mauritz AB, Class B (Sweden)	126	5,360
Hilton Worldwide Holdings, Inc.*	100	2,532
Home Depot (The), Inc.	172	16,082
Honda Motor Co. Ltd. (Japan)	131	4,423
Inditex SA (Spain)	130	3,766
JetBlue Airways Corp.*	200	2,446
Kate Spade & Co.*	100	3,234
Kohl’s Corp.	100	5,879
Las Vegas Sands Corp.	100	6,651
Lennar Corp., Class A	200	7,836
LVMH Moet Hennessy Louis Vuitton SA (France)	35	6,073
McDonald’s Corp.	100	9,372
Mitsubishi Corp. (Japan)	100	2,068
Mitsui & Co. Ltd. (Japan)	200	3,260
Mobile Mini, Inc.	100	3,917
NIKE, Inc., Class B	107	8,405
Office Depot, Inc.*	400	2,048
Owens & Minor, Inc.	100	3,440
Panasonic Corp. (Japan)	200	2,443
Penske Automotive Group, Inc.	100	4,797
Rite Aid Corp.*	700	4,354
Skechers U.S.A., Inc., Class A*	100	5,837
Spirit Airlines, Inc.*	100	7,039
Standard Pacific Corp.*	200	1,674
Toyota Motor Corp. (Japan)	333	18,972
UniFirst Corp.	44	4,266
Walgreen Co.	103	6,234
Wal-Mart Stores, Inc.	379	28,615
Wesfarmers Ltd. (Australia)	103	4,166

		249,005

Consumer, Non-cyclical - 5.3%
Accuray, Inc.*	300	2,442
Affymetrix, Inc.*	300	2,601
Align Technology, Inc.*	100	5,446
Alnylam Pharmaceuticals, Inc.*	100	6,967
Amgen, Inc.	86	11,987
Anheuser-Busch InBev NV (Belgium)	79	8,777
Anika Therapeutics, Inc.*	100	4,200
AstraZeneca PLC (United Kingdom)	112	8,492
Bayer AG (Germany)	74	9,923
British American Tobacco PLC (United Kingdom)	179	10,560
Capital Senior Living Corp.*	100	2,287
Cardinal Health, Inc.	271	19,973
Coca-Cola (The) Co.	622	25,950
Convergys Corp.	100	1,920
CSL Ltd. (Australia)	45	3,105
Diageo PLC (United Kingdom)	238	7,015
Ensign Group (The), Inc.	100	3,500
Foundation Medicine, Inc.*	100	2,327
FTI Consulting, Inc.*	100	3,710
Gilead Sciences, Inc.*	168	18,073
GlaxoSmithKline PLC (United Kingdom)	453	11,089
Haemonetics Corp.*	100	3,569
Humana, Inc.	121	15,578
Impax Laboratories, Inc.*	100	2,464
Imperial Tobacco Group PLC (United Kingdom)	90	3,925
InterMune, Inc.*	100	7,345
Isis Pharmaceuticals, Inc.*	100	4,076
Johnson & Johnson	329	34,126
Kindred Healthcare, Inc.	100	2,065
LDR Holding Corp.*	100	2,707
Live Nation Entertainment, Inc.*	183	4,019
Magellan Health, Inc.*	107	5,977
MannKind Corp.*	300	2,211
MAXIMUS, Inc.	100	4,120
McGraw Hill Financial, Inc.	200	16,226
Medicines (The) Co.*	100	2,561
Merck & Co., Inc.	348	20,918
Molina Healthcare, Inc.*	67	3,205
Mondelez International, Inc., Class A	303	10,966
Nestle SA (Switzerland)	309	23,981
Novartis AG (Switzerland)	232	20,811
Novo Nordisk A/S, Class B (Denmark)	180	8,224
OncoMed Pharmaceuticals, Inc.*	100	2,029
OPKO Health, Inc.*	300	2,670
Orexigen Therapeutics, Inc.*	400	2,280
Pfizer, Inc.	828	24,335
Philip Morris International, Inc.	200	17,116
Pilgrim’s Pride Corp.*	200	5,974

Procter & Gamble (The) Co.	313	26,014
Raptor Pharmaceutical Corp.*	300	3,306
Reckitt Benckiser Group PLC (United Kingdom)	66	5,752
Roche Holding AG (Switzerland)	63	18,371
SABMiller PLC (United Kingdom)	87	4,799
Sanofi (France)	109	11,959
Seaboard Corp.*	1	2,899
Shire PLC (Ireland)	50	4,086
Takeda Pharmaceutical Co. Ltd. (Japan)	100	4,565
Teva Pharmaceutical Industries Ltd. (Israel)	76	3,959
Tyson Foods, Inc., Class A	100	3,806
Unilever NV (Netherlands)	159	6,609
Unilever PLC (United Kingdom)	125	5,518
UnitedHealth Group, Inc.	130	11,268
Woolworths Ltd. (Australia)	117	3,951

		540,684

Diversified - 0.0%
Hutchison Whampoa Ltd. (Hong Kong)	198	2,575

Energy - 2.4%
Antero Resources Corp.*	200	11,570
Athlon Energy, Inc.*	100	4,654
BG Group PLC (United Kingdom)	336	6,702
BP PLC (United Kingdom)	2,034	16,264
Chesapeake Energy Corp.	600	16,320
Chevron Corp.	222	28,738
Eni S.p.A. (Italy)	231	5,761
EOG Resources, Inc.	100	10,988
Exxon Mobil Corp.	557	55,400
Forum Energy Technologies, Inc.*	100	3,405
Geospace Technologies Corp.*	100	4,112
ION Geophysical Corp.*	600	2,070
Kodiak Oil & Gas Corp.*	200	3,254
ONEOK, Inc.	200	14,040
Royal Dutch Shell PLC, Class A (United Kingdom)	368	14,894
Royal Dutch Shell PLC, Class B (United Kingdom)	230	9,720
Schlumberger Ltd. (Netherland Antilles)	149	16,336
Statoil ASA (Norway)	111	3,116
Targa Resources Corp.	31	4,326
Total SA (France)	220	14,508
Western Refining, Inc.	100	4,653

		250,831

Financial - 6.0%
AIA Group Ltd. (Hong Kong)	1,032	5,633
Allianz SE (Germany)	40	6,822
American Express Co.	128	11,462
American International Group, Inc.	272	15,248
American Realty Capital Properties, Inc. REIT	600	7,896
American Tower Corp. REIT	45	4,437
AmTrust Financial Services, Inc.	100	4,403
Anworth Mortgage Asset Corp. REIT	500	2,595
Australia & New Zealand Banking Group Ltd. (Australia)	249	7,774
AXA SA (France)	152	3,765
Banco Bilbao Vizcaya Argentaria SA (Spain)	514	6,220
Banco Santander SA (Spain)	1,200	11,968
Bank of America Corp.	1,331	21,416
Bank of the Ozarks, Inc.	100	3,195
Barclays PLC (United Kingdom)	1,684	6,275
Berkshire Hathaway, Inc., Class B*	313	42,959
BNP Paribas SA (France)	88	5,941
Charles Schwab (The) Corp.	152	4,334
Chubb (The) Corp.	200	18,390
Citigroup, Inc.	350	18,078
CNO Financial Group, Inc.	200	3,570
Commonwealth Bank of Australia (Australia)	145	11,013
Credit Suisse Group AG (Switzerland)*	128	3,608
Deutsche Bank AG (Germany) (a)	132	4,516
EastGroup Properties, Inc. REIT	100	6,484
Employers Holdings, Inc.	100	2,141
Equity One, Inc. REIT	73	1,723
Equity Residential REIT	300	19,940
First American Financial Corp.	100	2,835
First Financial Bankshares, Inc.	100	2,939
FirstMerit Corp.	100	1,724
FXCM, Inc., Class A	200	2,898
GAMCO Investors, Inc., Class A	100	7,831
Hancock Holding Co.	100	3,324

Hanmi Financial Corp.	100	2,055
Highwoods Properties, Inc. REIT	54	2,298
HSBC Holdings PLC (United Kingdom)	1,776	19,224
ING Groep NV (Netherlands)*	381	5,239
Investors Bancorp, Inc.	274	2,907
JPMorgan Chase & Co.	434	25,801
LaSalle Hotel Properties REIT	50	1,828
Lloyds Banking Group PLC (United Kingdom)*	5,454	6,906
Marsh & McLennan Cos., Inc.	100	5,310
MGIC Investment Corp.*	300	2,529
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,200	6,899
Mizuho Financial Group, Inc. (Japan)	1,913	3,639
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	18	3,609
National Australia Bank Ltd. (Australia)	214	7,035
National Health Investors, Inc. REIT	100	6,451
NewStar Financial, Inc.*	200	2,306
Nordea Bank AB (Sweden)	297	3,871
Northfield Bancorp, Inc.	200	2,622
NorthStar Realty Finance Corp. REIT	300	5,553
PacWest Bancorp	100	4,194
Prospect Capital Corp.	200	2,062
Prosperity Bancshares, Inc.	100	6,040
Prudential PLC (United Kingdom)	232	5,585
Public Storage REIT	20	3,504
Radian Group, Inc.	200	2,912
RAIT Financial Trust REIT	300	2,427
RLJ Lodging Trust REIT	100	2,981
Ryman Hospitality Properties, Inc. REIT	63	3,134
Simon Property Group, Inc. REIT	49	8,331
Springleaf Holdings, Inc.*	100	3,328
Standard Chartered PLC (United Kingdom)	210	4,229
Stifel Financial Corp.*	100	4,788
Strategic Hotels & Resorts, Inc. REIT*	200	2,376
Sumitomo Mitsui Financial Group, Inc. (Japan)	181	7,307
Sun Communities, Inc. REIT	100	5,363
Sunstone Hotel Investors, Inc. REIT	100	1,457
T. Rowe Price Group, Inc.	229	18,548
U.S. Bancorp	216	9,132
UBS AG (Switzerland)*	337	6,042
Umpqua Holdings Corp.	200	3,494
Urstadt Biddle Properties, Inc., Class A REIT	100	2,132
Visa, Inc., Class A	99	21,039
Vornado Realty Trust REIT	140	14,822
Webster Financial Corp.	100	2,950
Wells Fargo & Co.	626	32,202
Western Alliance Bancorp*	100	2,361
Westpac Banking Corp. (Australia)	300	9,818
Weyerhaeuser Co. REIT	400	13,580
Zurich Insurance Group AG (Switzerland)*	13	3,922

		609,499

Industrial - 2.7%
3M Co.	100	14,400
ABB Ltd. (Switzerland)*	219	4,969
Actuant Corp., Class A	100	3,373
Acuity Brands, Inc.	109	13,502
Airbus Group NV (France)	52	3,198
Berry Plastics Group, Inc.*	100	2,411
Boeing (The) Co.	87	11,031
Caterpillar, Inc.	75	8,180
Cognex Corp.*	100	4,198
Darling Ingredients, Inc.*	200	3,856
Deutsche Post AG (Germany)	78	2,550
Eaton Corp. PLC (Ireland)	55	3,840
EMCOR Group, Inc.	100	4,320
Emerson Electric Co.	105	6,722
FedEx Corp.	35	5,176
Fluor Corp.	100	7,389
Generac Holdings, Inc.*	100	4,652
General Dynamics Corp.	40	4,930
General Electric Co.	1,365	35,463
Graphic Packaging Holding Co.*	200	2,558
Griffon Corp.	200	2,494
HEICO Corp.	100	5,181
Hitachi Ltd. (Japan)	400	3,024
Ingersoll-Rand PLC (Ireland)	248	14,930
Koninklijke Philips NV (Netherlands)	90	2,742
LSB Industries, Inc.*	100	4,005
Mistras Group, Inc.*	100	2,146
Parker-Hannifin Corp.	100	11,550

Ply Gem Holdings, Inc.*	200	2,358
Precision Castparts Corp.	19	4,637
Quanex Building Products Corp.	100	1,806
Rofin-Sinar Technologies, Inc.*	100	2,396
Rolls-Royce Holdings PLC (United Kingdom)*	186	3,153
Sanmina Corp.*	100	2,348
Schneider Electric SE (France)	58	4,902
Siemens AG (Germany)	77	9,646
SunPower Corp.*	100	3,822
Swift Transportation Co.*	100	2,118
TTM Technologies, Inc.*	300	2,295
Union Pacific Corp.	108	11,369
United Parcel Service, Inc., Class B	107	10,415
USG Corp.*	100	2,897
Vinci SA (France)	48	3,138
Watts Water Technologies, Inc., Class A	100	6,329
Woodward, Inc.	100	5,223

		271,642

Technology - 3.1%
Acxiom Corp.*	100	1,855
Amkor Technology, Inc.*	200	2,080
Apple, Inc.	723	74,108
Applied Materials, Inc.	800	18,484
Aspen Technology, Inc.*	200	8,218
Broadcom Corp., Class A	400	15,752
Brooks Automation, Inc.	200	2,268
Canon, Inc. (Japan)	100	3,267
Dealertrack Technologies, Inc.*	100	4,476
EMC Corp.	242	7,146
Engility Holdings, Inc.*	100	3,514
Fidelity National Information Services, Inc.	245	13,904
Hewlett-Packard Co.	200	7,600
Infoblox, Inc.*	200	2,690
Intel Corp.	603	21,056
International Business Machines Corp.	132	25,383
International Rectifier Corp.*	100	3,940
Intersil Corp., Class A	100	1,505
Mentor Graphics Corp.	100	2,181
Microsemi Corp.*	67	1,785
Microsoft Corp.	1,020	46,339
Oracle Corp.	644	26,745
PTC, Inc.*	73	2,824
SAP SE (Germany)	110	8,556
SS&C Technologies Holdings, Inc.*	100	4,526
SunEdison, Inc.*	200	4,406

		314,608

Utilities - 0.5%
Dominion Resources, Inc.	167	11,727
Duke Energy Corp.	100	7,399
Dynegy, Inc.*	100	3,268
E.ON SE (Germany)	169	3,071
Enel S.p.A. (Italy)	654	3,460
GDF Suez (France)	143	3,522
National Grid PLC (United Kingdom)	327	4,880
PG&E Corp.	300	13,944

		51,271

TOTAL COMMON STOCKS
(Cost $2,196,339)		2,658,272

PREFERRED STOCKS - 0.0%
Consumer, Cyclical - 0.0%
Volkswagen AG (Germany)
(Cost $2,513)	15	3,367

RIGHTS - 0.0%
Communications - 0.0%
Leap Wireless International, Inc. CVR*
(Cost $732)	300	732

	Principal Amount	Value
CORPORATE BONDS - 31.6%
Communications - 1.7%
AT&T, Inc.
0.90%, 2/12/16	$23,000	$23,083
Cisco Systems, Inc.
5.50%, 2/22/16	70,000	75,112

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.50%, 3/01/16	49,000	50,923
Telefonica Emisiones S.A.U. (Spain)
3.992%, 2/16/16	24,000	25,063

		174,181

Consumer, Cyclical - 0.5%
Home Depot (The), Inc.
5.40%, 3/01/16	47,000	50,384

Consumer, Non-cyclical - 2.7%
Anheuser-Busch InBev Finance, Inc. (Belgium)
0.80%, 1/15/16	51,000	51,259
Bunge Ltd. Finance Corp.
4.10%, 3/15/16	49,000	51,213
Coca-Cola (The) Co.
1.50%, 11/15/15	51,000	51,636
Diageo Finance BV (Netherlands)
5.30%, 10/28/15	72,000	76,004
WellPoint, Inc.
5.25%, 1/15/16	48,000	51,064

		281,176

Energy - 1.2%
BP Capital Markets PLC (United Kingdom)
3.20%, 3/11/16	49,000	50,961
Occidental Petroleum Corp.
2.50%, 2/01/16	74,000	76,003

		126,964

Financial - 18.4%
American Express Credit Corp., MTN
1.75%, 6/12/15	51,000	51,542
BB&T Corp.
5.20%, 12/23/15	73,000	77,098
BNP Paribas SA, MTN (France)
3.60%, 2/23/16	73,000	75,940
Canadian Imperial Bank of Commerce (Canada)
2.35%, 12/11/15	75,000	76,699
Citigroup, Inc.
4.75%, 5/19/15	95,000	97,810
4.587%, 12/15/15	59,000	61,905
Deutsche Bank AG (Germany)
3.25%, 1/11/16 (a)	50,000	51,689
Fifth Third Bancorp
3.625%, 1/25/16	49,000	50,998
General Electric Capital Corp.
2.25%, 11/09/15	266,000	271,389
Goldman Sachs Group (The), Inc.
3.625%, 2/07/16	232,000	240,943
JPMorgan Chase & Co.
2.60%, 1/15/16	100,000	102,483
KFW (Germany)
2.625%, 2/16/16	12,000	12,388
MetLife, Inc.
5.00%, 6/15/15	144,000	149,248
Morgan Stanley
1.75%, 2/25/16	25,000	25,318
National Australia Bank Ltd. (Australia)
1.60%, 8/07/15	51,000	51,608
PNC Funding Corp.
5.25%, 11/15/15	120,000	126,458
Royal Bank of Scotland (The) PLC (United Kingdom)
4.375%, 3/16/16	48,000	50,537
Simon Property Group LP
5.10%, 6/15/15	99,000	102,556
State Street Corp.
2.875%, 3/07/16	49,000	50,742
Westpac Banking Corp. (Australia)
3.00%, 12/09/15	149,000	153,693

		1,881,044

Government - 1.3%
Corp. Andina de Fomento (Supranational)
3.75%, 1/15/16	24,000	24,922
Inter-American Development Bank (Supranational)
2.25%, 7/15/15	101,000	102,818

		127,740

Industrial - 1.5%
Ryder System, Inc., MTN
3.60%, 3/01/16	24,000	25,003
Thermo Fisher Scientific, Inc.
3.20%, 3/01/16	98,000	101,494
United Technologies Corp.
4.875%, 5/01/15	28,000	28,846

		155,343

Technology - 1.3%
Oracle Corp.
5.25%, 1/15/16	96,000	102,236
Texas Instruments, Inc.
0.45%, 8/03/15	26,000	26,044

		128,280

Utilities - 3.0%
Alabama Power Co.
0.55%, 10/15/15	52,000	52,069
Constellation Energy Group, Inc.
4.55%, 6/15/15	51,000	52,537
Dominion Resources, Inc., Series C
5.15%, 7/15/15	147,000	152,788
LG&E and KU Energy LLC
2.125%, 11/15/15	25,000	25,335
NextEra Energy Capital Holdings, Inc.
2.60%, 9/01/15	25,000	25,499

		308,228

TOTAL CORPORATE BONDS
(Cost $3,233,327)		3,233,340

UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS - 40.8%
Federal National Mortgage Association - 0.7%
5.00%, 4/15/15	71,000	73,146

United States Treasury Bonds/Notes - 40.1%
2.375%, 9/30/14	108,000	108,192
4.00%, 2/15/15	537,000	546,544
2.50%, 3/31/15	741,000	751,420
4.125%, 5/15/15	1,022,000	1,051,003
0.25%, 5/31/15	70,000	70,092
2.125%, 5/31/15	136,000	138,067
1.75%, 7/31/15	421,000	427,315
4.25%, 8/15/15	242,000	251,519
1.25%, 9/30/15	443,000	448,295
4.50%, 11/15/15	36,000	37,861
0.375%, 1/15/16	61,000	61,104
1.00%, 8/31/16	37,000	37,360
0.625%, 12/15/16	107,000	106,946
3.00%, 2/28/17	67,000	70,771

		4,106,489

TOTAL UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS
(Cost $4,177,857)		4,179,635

SOVEREIGN BOND - 1.0%
Poland Government International Bond (Poland)
3.875%, 7/16/15
(Cost $102,117)	99,000	101,921

TOTAL INVESTMENTS - 99.4%
(Cost $9,712,885)(b)		$10,177,267
Other assets less liabilities - 0.6%		59,358

NET ASSETS - 100.0%		$10,236,625

CVR - Contingent Value Rights.

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.

The table below shows the transactions in and earnings from investments in Deutsche Bank AG securities for the three months ended August 31, 2014.

	Fair Value 5/31/2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Fair Value 8/31/2014	Dividend/ Interest Income
Deutsche Bank AG (Common Stock)	$3,767	$1,406	$—	$(657)	$—	$4,516	$—
Deutsche Bank AG (Corporate Bond)	—	51,891	—	(202)	—	51,689	176

(b)	At August 31, 2014, the aggregate cost of investments for Federal income tax purposes was $9,718,639. The net unrealized appreciation was $458,628 which consisted of aggregate gross unrealized appreciation of $525,617 and aggregate gross unrealized depreciation of $66,989.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Deutsche X-trackers ETFs

SCHEDULE OF INVESTMENTS

Deutsche X-trackers 2020 Target Date ETF

(formerly db X-trackers 2020 Target Date Fund)

August 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 48.0%
Basic Materials - 2.1%
Air Liquide SA (France)	192	$24,532
Anglo American PLC (United Kingdom)	649	16,485
Axiall Corp.	400	16,632
BASF SE (Germany)	464	47,732
BHP Billiton Ltd. (Australia)	1,505	51,543
BHP Billiton PLC (United Kingdom)	1,106	35,024
Chemtura Corp.*	300	7,407
Dow Chemical (The) Co.	849	45,464
E.I. du Pont de Nemours & Co.	639	42,244
Freeport-McMoRan, Inc.	712	25,895
Glencore PLC (Switzerland)*	4,866	29,275
KapStone Paper and Packaging Corp.*	400	12,296
Linde AG (Germany)	106	20,982
Monsanto Co.	389	44,988
PolyOne Corp.	500	19,610
Rio Tinto PLC (United Kingdom)	587	31,316
Schnitzer Steel Industries, Inc., Class A	400	11,076
Sensient Technologies Corp.	186	10,436
Sherwin-Williams (The) Co.	410	89,425
Syngenta AG (Switzerland)	51	18,305
U.S. Silica Holdings, Inc.	200	14,362

		615,029

Communications - 4.6%
8x8, Inc.*	1,700	13,209
Amazon.com, Inc.*	260	88,150
Angie’s List, Inc.*	1,200	9,204
ARRIS Group, Inc.*	542	16,591
AT&T, Inc.	3,423	119,668
Bankrate, Inc.*	414	5,813
BT Group PLC (United Kingdom)	4,212	27,061
Cisco Systems, Inc.	3,032	75,769
Comcast Corp., Class A	1,504	82,315
Consolidated Communications Holdings, Inc.	114	2,779
Deutsche Telekom AG (Germany)	1,631	24,388
DigitalGlobe, Inc.*	400	12,148
Finisar Corp.*	383	7,779
Google, Inc., Class A*	200	116,472
Google, Inc., Class C*	210	120,035
Harmonic, Inc.*	2,100	13,797
HealthStream, Inc.*	500	12,980
Houghton Mifflin Harcourt Co.*	500	9,600
Perficient, Inc.*	600	10,332
Sinclair Broadcast Group, Inc., Class A	300	8,715
SoftBank Corp. (Japan)	537	38,740
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	1,678	20,923
Thomson Reuters Corp. (Canada)	599	22,697
Time Warner, Inc.	600	46,218
Twenty-First Century Fox, Inc., Class A	1,500	53,130
Ubiquiti Networks, Inc.*	300	13,608
Verizon Communications, Inc.	2,577	128,386
Vodafone Group PLC (United Kingdom)	12,526	42,994
Walt Disney (The) Co.	1,122	100,846
WPP PLC (United Kingdom)	663	13,901
Yelp, Inc.*	300	24,726
Zillow, Inc., Class A*	176	25,249

		1,308,223

Consumer, Cyclical - 4.4%
AMC Entertainment Holdings, Inc., Class A	400	9,468
American Airlines Group, Inc.	400	15,564
Bayerische Motoren Werke AG (Germany)	183	21,304
Beacon Roofing Supply, Inc.*	200	5,704
Brunswick Corp.	500	21,500
Carnival Corp.	400	15,152
Cie Financiere Richemont SA (Switzerland)	285	27,179
Columbia Sportswear Co.	103	7,844
Compass Group PLC (United Kingdom)	979	15,920
CVS Caremark Corp.	873	69,360
Daimler AG (Germany)	487	39,827
Federal-Mogul Holdings Corp.*	500	8,535
Ford Motor Co.	2,348	40,879
Genesco, Inc.*	100	7,930

Group 1 Automotive, Inc.	100	8,016
Hennes & Mauritz AB, Class B (Sweden)	506	21,524
Hilton Worldwide Holdings, Inc.*	600	15,192
Home Depot (The), Inc.	785	73,397
Honda Motor Co. Ltd. (Japan)	796	26,876
HSN, Inc.	300	18,177
Inditex SA (Spain)	615	17,818
JetBlue Airways Corp.*	1,100	13,453
Kate Spade & Co.*	600	19,404
Kohl’s Corp.	100	5,879
Las Vegas Sands Corp.	500	33,255
Lennar Corp., Class A	800	31,344
LVMH Moet Hennessy Louis Vuitton SA (France)	139	24,118
Macy’s, Inc.	200	12,458
Marriott Vacations Worldwide Corp.*	200	11,918
McDonald’s Corp.	700	65,603
Men’s Wearhouse (The), Inc.	161	8,699
Mitsubishi Corp. (Japan)	631	13,048
Mitsui & Co. Ltd. (Japan)	800	13,041
Mobile Mini, Inc.	300	11,751
NIKE, Inc., Class B	482	37,861
Office Depot, Inc.*	2,200	11,264
Owens & Minor, Inc.	300	10,320
Panasonic Corp. (Japan)	1,000	12,216
Penske Automotive Group, Inc.	300	14,391
Restoration Hardware Holdings, Inc.*	200	16,774
Rite Aid Corp.*	3,800	23,636
Skechers U.S.A., Inc., Class A*	100	5,837
Spirit Airlines, Inc.*	200	14,078
Standard Pacific Corp.*	1,100	9,207
Tenneco, Inc.*	200	12,816
Tesla Motors, Inc.*	100	26,970
Toyota Motor Corp. (Japan)	1,425	81,190
UniFirst Corp.	100	9,695
Walgreen Co.	642	38,854
Wal-Mart Stores, Inc.	2,110	159,305
Wesfarmers Ltd. (Australia)	535	21,640

		1,257,191

Consumer, Non-cyclical - 10.0%
Accuray, Inc.*	1,500	12,210
Affymetrix, Inc.*	1,400	12,138
Align Technology, Inc.*	328	17,863
Alnylam Pharmaceuticals, Inc.*	300	20,901
Amgen, Inc.	539	75,126
AmSurg Corp.*	87	4,680
Anheuser-Busch InBev NV (Belgium)	400	44,438
Anika Therapeutics, Inc.*	200	8,400
AstraZeneca PLC (United Kingdom)	603	45,719
Bayer AG (Germany)	418	56,049
British American Tobacco PLC (United Kingdom)	916	54,038
Capella Education Co.	200	13,022
Capital Senior Living Corp.*	500	11,435
Cardinal Health, Inc.	1,280	94,335
Centene Corp.*	312	24,377
Coca-Cola Bottling Co. Consolidated	200	14,872
Coca-Cola (The) Co.	2,823	117,775
CONMED Corp.	100	3,950
Convergys Corp.	442	8,486
CoStar Group, Inc.*	142	20,555
CSL Ltd. (Australia)	277	19,111
Deluxe Corp.	100	5,955
Diageo PLC (United Kingdom)	1,208	35,607
Ensign Group (The), Inc.	400	14,000
Euronet Worldwide, Inc.*	300	15,990
Foundation Medicine, Inc.*	400	9,308
FTI Consulting, Inc.*	86	3,191
Gilead Sciences, Inc.*	960	103,276
GlaxoSmithKline PLC (United Kingdom)	2,391	58,529
Haemonetics Corp.*	100	3,569
Hain Celestial Group (The), Inc.*	214	21,049
Humana, Inc.	609	78,403
Impax Laboratories, Inc.*	400	9,856
Imperial Tobacco Group PLC (United Kingdom)	466	20,323
Integra LifeSciences Holdings Corp.*	100	4,999
Intercept Pharmaceuticals, Inc.*	100	28,972
InterMune, Inc.*	300	22,035
Isis Pharmaceuticals, Inc.*	500	20,380
Johnson & Johnson	1,832	190,032
Kellogg Co.	200	12,994
Kindred Healthcare, Inc.	200	4,130
LDR Holding Corp.*	500	13,535
Live Nation Entertainment, Inc.*	836	18,359

Magellan Health, Inc.*	92	5,139
MannKind Corp.*	1,600	11,792
MAXIMUS, Inc.	200	8,240
McGraw Hill Financial, Inc.	1,100	89,243
Medicines (The) Co.*	200	5,122
Merck & Co., Inc.	1,812	108,919
Molina Healthcare, Inc.*	150	7,176
Mondelez International, Inc., Class A	1,270	45,961
Nestle SA (Switzerland)	1,601	124,254
Novartis AG (Switzerland)	1,126	101,003
Novo Nordisk A/S, Class B (Denmark)	972	44,409
OncoMed Pharmaceuticals, Inc.*	600	12,174
OPKO Health, Inc.*	1,600	14,240
Orexigen Therapeutics, Inc.*	2,100	11,970
Pfizer, Inc.	4,056	119,206
Philip Morris International, Inc.	1,100	94,138
Pilgrim’s Pride Corp.*	784	23,418
Procter & Gamble (The) Co.	1,800	149,598
Raptor Pharmaceutical Corp.*	1,200	13,224
Reckitt Benckiser Group PLC (United Kingdom)	325	28,326
Roche Holding AG (Switzerland)	338	98,560
SABMiller PLC (United Kingdom)	476	26,259
Sanofi (France)	612	67,146
Seaboard Corp.*	7	20,295
Shire PLC (Ireland)	257	21,004
Spectrum Brands Holdings, Inc.	186	16,108
Takeda Pharmaceutical Co. Ltd. (Japan)	485	22,142
Teva Pharmaceutical Industries Ltd. (Israel)	395	20,576
Tyson Foods, Inc., Class A	200	7,612
Unilever NV (Netherlands)	907	37,701
Unilever PLC (United Kingdom)	712	31,430
UnitedHealth Group, Inc.	563	48,801
WellCare Health Plans, Inc.*	200	13,172
WEX, Inc.*	200	22,730
Woolworths Ltd. (Australia)	604	20,398

		2,865,458

Diversified - 0.1%
Hutchison Whampoa Ltd. (Hong Kong)	1,264	16,440

Energy - 4.4%
Antero Resources Corp.*	1,200	69,420
Athlon Energy, Inc.*	300	13,962
BG Group PLC (United Kingdom)	1,882	37,539
BP PLC (United Kingdom)	9,318	74,507
Chesapeake Energy Corp.	3,100	84,320
Chevron Corp.	1,200	155,340
Diamondback Energy, Inc.*	200	17,270
Eni S.p.A. (Italy)	1,409	35,139
EOG Resources, Inc.	300	32,964
Exxon Mobil Corp.	2,852	283,660
Forum Energy Technologies, Inc.*	300	10,215
Geospace Technologies Corp.*	200	8,224
ION Geophysical Corp.*	3,000	10,350
Kodiak Oil & Gas Corp.*	900	14,643
ONEOK, Inc.	800	56,160
Rosetta Resources, Inc.*	200	10,000
Royal Dutch Shell PLC, Class A (United Kingdom)	1,907	77,184
Royal Dutch Shell PLC, Class B (United Kingdom)	1,192	50,372
Schlumberger Ltd. (Netherland Antilles)	730	80,037
Statoil ASA (Norway)	605	16,985
Targa Resources Corp.	214	29,864
Total SA (France)	1,165	76,829
Western Refining, Inc.	300	13,959

		1,258,943

Financial - 10.9%
AIA Group Ltd. (Hong Kong)	6,657	36,334
Allianz SE (Germany)	209	35,645
American Express Co.	613	54,894
American International Group, Inc.	1,069	59,928
American Realty Capital Properties, Inc. REIT	3,300	43,428
American Tower Corp. REIT	296	29,186
AmTrust Financial Services, Inc.	330	14,530
Anworth Mortgage Asset Corp. REIT	2,400	12,456
Aon PLC (United Kingdom)	100	8,716
Australia & New Zealand Banking Group Ltd. (Australia)	1,355	42,306
AXA SA (France)	947	23,455
Banco Bilbao Vizcaya Argentaria SA (Spain)	3,075	37,212
Banco Santander SA (Spain)	6,153	61,363
Bank of America Corp.	6,648	106,966
Bank of the Ozarks, Inc.	300	9,585

Barclays PLC (United Kingdom)	7,878	29,355
Berkshire Hathaway, Inc., Class B*	1,621	222,483
BNP Paribas SA (France)	556	37,536
Charles Schwab (The) Corp.	982	27,997
Chubb (The) Corp.	1,000	91,950
Citigroup, Inc.	1,837	94,881
CNO Financial Group, Inc.	1,100	19,635
Cohen & Steers, Inc.	100	4,364
Commonwealth Bank of Australia (Australia)	787	59,772
Credit Acceptance Corp.*	125	15,405
Credit Suisse Group AG (Switzerland)*	796	22,439
Deutsche Bank AG (Germany)(a)	580	19,845
EastGroup Properties, Inc. REIT	200	12,968
Employers Holdings, Inc.	500	10,705
EPR Properties REIT	300	17,073
Equity One, Inc. REIT	517	12,201
Equity Residential REIT	1,500	99,704
Evercore Partners, Inc., Class A	100	5,123
Financial Engines, Inc.	200	7,174
First American Financial Corp.	600	17,010
First Financial Bankshares, Inc.	400	11,756
FirstMerit Corp.	800	13,788
FXCM, Inc., Class A	900	13,041
GAMCO Investors, Inc., Class A	100	7,831
Hancock Holding Co.	328	10,903
Hanmi Financial Corp.	800	16,440
Highwoods Properties, Inc. REIT	301	12,808
HSBC Holdings PLC (United Kingdom)	9,203	99,613
ING Groep NV (Netherlands)*	2,133	29,330
Investors Bancorp, Inc.	1,372	14,557
JPMorgan Chase & Co.	2,341	139,173
LaSalle Hotel Properties REIT	400	14,620
Lloyds Banking Group PLC (United Kingdom)*	23,572	29,847
MarketAxess Holdings, Inc.	200	11,784
Marsh & McLennan Cos., Inc.	300	15,930
MGIC Investment Corp.*	1,400	11,802
Mitsubishi UFJ Financial Group, Inc. (Japan)	6,453	37,101
Mizuho Financial Group, Inc. (Japan)	11,650	22,159
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	101	20,251
National Australia Bank Ltd. (Australia)	1,116	36,689
National Health Investors, Inc. REIT	200	12,902
NewStar Financial, Inc.*	900	10,377
Nordea Bank AB (Sweden)	1,537	20,034
Northfield Bancorp, Inc.	1,000	13,110
NorthStar Realty Finance Corp. REIT	1,400	25,914
PacWest Bancorp	300	12,582
Portfolio Recovery Associates, Inc.*	300	17,049
Prospect Capital Corp.	1,200	12,372
Prosperity Bancshares, Inc.	300	18,120
Prudential PLC (United Kingdom)	1,203	28,959
Public Storage REIT	100	17,518
Radian Group, Inc.	800	11,648
RAIT Financial Trust REIT	1,500	12,135
RLJ Lodging Trust REIT	600	17,886
Ryman Hospitality Properties, Inc. REIT	182	9,055
Simon Property Group, Inc. REIT	228	38,767
Sovran Self Storage, Inc. REIT	167	12,904
Springleaf Holdings, Inc.*	400	13,312
Standard Chartered PLC (United Kingdom)	1,336	26,904
Stifel Financial Corp.*	300	14,364
Strategic Hotels & Resorts, Inc. REIT*	1,100	13,068
Sumitomo Mitsui Financial Group, Inc. (Japan)	605	24,425
Sun Communities, Inc. REIT	200	10,726
Sunstone Hotel Investors, Inc. REIT	700	10,199
T. Rowe Price Group, Inc.	1,005	81,401
U.S. Bancorp	1,084	45,832
UBS AG (Switzerland)*	2,002	35,894
UMB Financial Corp.	100	5,775
Umpqua Holdings Corp.	800	13,976
Urstadt Biddle Properties, Inc., Class A REIT	600	12,792
Visa, Inc., Class A	479	101,797
Vornado Realty Trust REIT	780	82,579
Webster Financial Corp.	500	14,750
Wells Fargo & Co.	3,315	170,523
Western Alliance Bancorp*	300	7,083
Westpac Banking Corp. (Australia)	1,521	49,776
Weyerhaeuser Co. REIT	2,300	78,085
Zurich Insurance Group AG (Switzerland)*	82	24,742

		3,102,382

Industrial - 5.0%
3M Co.	400	57,600
ABB Ltd. (Switzerland)*	1,209	27,431
Actuant Corp., Class A	200	6,746
Acuity Brands, Inc.	217	26,882
Airbus Group NV (France)	324	19,926
Belden, Inc.	100	7,307
Berry Plastics Group, Inc.*	400	9,644
Boeing (The) Co.	563	71,387
Bristow Group, Inc.	150	10,947
Caterpillar, Inc.	474	51,699
CLARCOR, Inc.	100	6,321
Cognex Corp.*	300	12,594
Darling Ingredients, Inc.*	471	9,081
Deutsche Post AG (Germany)	482	15,760
East Japan Railway Co. (Japan)	114	8,856
Eaton Corp. PLC (Ireland)	354	24,713
EMCOR Group, Inc.	256	11,059
Emerson Electric Co.	519	33,227
EnerSys	205	13,179
Esterline Technologies Corp.*	100	11,723
FANUC Corp. (Japan)	154	25,754
FedEx Corp.	181	26,766
FEI Co.	187	15,715
Fluor Corp.	700	51,723
Generac Holdings, Inc.*	300	13,956
General Dynamics Corp.	254	31,306
General Electric Co.	6,835	177,573
Graphic Packaging Holding Co.*	1,470	18,801
Griffon Corp.	1,100	13,717
Haynes International, Inc.	200	9,916
HEICO Corp.	200	10,362
Hitachi Ltd. (Japan)	2,498	18,884
Ingersoll-Rand PLC (Ireland)	1,080	65,016
Koninklijke Philips NV (Netherlands)	508	15,479
LSB Industries, Inc.*	100	4,005
Middleby (The) Corp.*	216	18,626
Mistras Group, Inc.*	500	10,730
Parker-Hannifin Corp.	700	80,850
Ply Gem Holdings, Inc.*	1,200	14,148
Precision Castparts Corp.	100	24,406
Quanex Building Products Corp.	700	12,642
Rofin-Sinar Technologies, Inc.*	500	11,980
Rolls-Royce Holdings PLC (United Kingdom)*	1,028	17,425
Sanmina Corp.*	300	7,044
Schneider Electric SE (France)	303	25,608
Siemens AG (Germany)	437	54,744
SunPower Corp.*	500	19,110
Swift Transportation Co.*	500	10,590
TTM Technologies, Inc.*	1,600	12,240
Union Pacific Corp.	577	60,741
United Parcel Service, Inc., Class B	609	59,275
USG Corp.*	500	14,485
Vinci SA (France)	259	16,931
Watts Water Technologies, Inc., Class A	200	12,658
Woodward, Inc.	228	11,908

		1,431,196

Technology - 5.6%
Acxiom Corp.*	300	5,564
Amkor Technology, Inc.*	900	9,360
Apple, Inc.	3,712	380,480
Applied Materials, Inc.	4,200	97,041
Aspen Technology, Inc.*	400	16,436
athenahealth, Inc.*	114	16,466
Broadcom Corp., Class A	1,900	74,822
Brooks Automation, Inc.	1,200	13,608
Canon, Inc. (Japan)	567	18,523
Computer Programs & Systems, Inc.	300	18,432
Dealertrack Technologies, Inc.*	200	8,952
EMC Corp.	1,483	43,793
Engility Holdings, Inc.*	300	10,542
Entegris, Inc.*	500	6,070
Fidelity National Information Services, Inc.	1,130	64,128
Hewlett-Packard Co.	1,200	45,600
Infoblox, Inc.*	1,000	13,450
Intel Corp.	2,684	93,725
International Business Machines Corp.	696	133,840
International Rectifier Corp.*	300	11,820
Intersil Corp., Class A	500	7,523
Mentor Graphics Corp.	477	10,403
Microsemi Corp.*	400	10,656
Microsoft Corp.	5,177	235,191
Oracle Corp.	3,018	125,338
PTC, Inc.*	512	19,809
SAP SE (Germany)	448	34,848

SS&C Technologies Holdings, Inc.*	400	18,104
SunEdison, Inc.*	900	19,827
SYNNEX Corp.*	114	7,950
Syntel, Inc.*	114	10,188
Ultimate Software Group (The), Inc.*	142	20,873

		1,603,362

Utilities - 0.9%
Chesapeake Utilities Corp.	100	6,897
Cleco Corp.	186	10,494
Dominion Resources, Inc.	420	29,492
Duke Energy Corp.	400	29,597
Dynegy, Inc.*	400	13,072
E.ON SE (Germany)	1,076	19,553
Enel S.p.A (Italy)	3,388	17,922
GDF Suez (France)	742	18,276
National Grid PLC (United Kingdom)	1,785	26,640
NRG Yield, Inc., Class A	200	10,878
PG&E Corp.	1,800	83,664

		266,485

TOTAL COMMON STOCKS
(Cost $10,990,293)		13,724,709

PREFERRED STOCKS - 0.1%
Consumer, Cyclical - 0.1%
Volkswagen AG (Germany)
(Cost $16,467)	77	17,286

RIGHTS - 0.0%
Communications - 0.0%
Leap Wireless International, Inc. CVR*
(Cost $1,532)	628	1,532

	Principal Amount	Value
CORPORATE BONDS - 20.5%
Basic Materials - 0.4%
Eastman Chemical Co.
3.00%, 12/15/15	$62,000	$63,805
PPG Industries, Inc.
1.90%, 1/15/16	64,000	64,983

		128,788

Communications - 0.4%
Cisco Systems, Inc.
5.50%, 2/22/16	94,000	100,865

Consumer, Cyclical - 1.0%
Home Depot (The), Inc.
5.40%, 3/01/16	62,000	66,465
PACCAR Financial Corp., MTN
0.70%, 11/16/15	78,000	78,232
Wal-Mart Stores, Inc.
2.80%, 4/15/16	141,000	146,284

		290,981

Consumer, Non-cyclical - 2.4%
Anheuser-Busch InBev Finance, Inc. (Belgium)
0.80%, 1/15/16	65,000	65,330
Bunge Ltd. Finance Corp.
4.10%, 3/15/16	64,000	66,890
Coca-Cola (The) Co.
1.50%, 11/15/15	141,000	142,759
Diageo Finance BV (Netherlands)
5.30%, 10/28/15	64,000	67,559
Dr Pepper Snapple Group, Inc.
2.90%, 1/15/16	63,000	64,916
GlaxoSmithKline Capital, Inc.
0.70%, 3/18/16	74,000	74,208
St Jude Medical, Inc.
2.50%, 1/15/16	64,000	65,669
WellPoint, Inc.
5.25%, 1/15/16	136,000	144,680

		692,011

Energy - 2.1%
BP Capital Markets PLC (United Kingdom)
3.20%, 3/11/16	85,000	88,402
Occidental Petroleum Corp.
2.50%, 2/01/16	98,000	100,652
Petrobras International Finance Co. (Brazil)
3.875%, 1/27/16	200,000	206,099
Total Capital International SA (France)
0.75%, 1/25/16	65,000	65,301
TransCanada Pipelines Ltd. (Canada)
0.75%, 1/15/16	144,000	144,261

		604,715

Financial - 10.6%
Bank of America Corp., MTN
1.25%, 1/11/16	79,000	79,439
Bank of Nova Scotia (Canada)
2.90%, 3/29/16	98,000	101,459
BB&T Corp.
5.20%, 12/23/15	119,000	125,681
BNP Paribas SA, MTN (France)
3.60%, 2/23/16	97,000	100,907
Canadian Imperial Bank of Commerce (Canada)
2.35%, 12/11/15	202,000	206,576
Charles Schwab (The) Corp.
0.85%, 12/04/15	131,000	131,479
Citigroup, Inc.
4.587%, 12/15/15	268,000	281,197
Deutsche Bank AG (Germany)
3.25%, 1/11/16(a)	66,000	68,229
Fifth Third Bancorp
3.625%, 1/25/16	122,000	126,974
General Electric Capital Corp.
2.25%, 11/09/15	217,000	221,396
General Electric Capital Corp., MTN
1.00%, 1/08/16	288,000	289,592
Goldman Sachs Group (The), Inc.
3.625%, 2/07/16	333,000	345,836
JPMorgan Chase & Co.
2.60%, 1/15/16	33,000	33,819
KFW (Germany)
2.625%, 2/16/16	142,000	146,597
Morgan Stanley
1.75%, 2/25/16	131,000	132,669
ORIX Corp. (Japan)
5.00%, 1/12/16	61,000	64,193
PNC Funding Corp.
5.25%, 11/15/15	357,000	376,213
Westpac Banking Corp. (Australia)
3.00%, 12/09/15	205,000	211,457

		3,043,713

Government - 1.0%
Corp. Andina de Fomento (Supranational)
3.75%, 1/15/16	125,000	129,803
Inter-American Development Bank (Supranational)
2.25%, 7/15/15	144,000	146,591

		276,394

Industrial - 0.6%
Thermo Fisher Scientific, Inc.
3.20%, 3/01/16	169,000	175,025

Technology - 0.8%
Oracle Corp.
5.25%, 1/15/16	119,000	126,730
Texas Instruments, Inc.
0.45%, 8/03/15	89,000	89,150

		215,880

Utilities - 1.2%
Dominion Resources, Inc., Series C
5.15%, 7/15/15	195,000	202,677
LG&E and KU Energy LLC
2.125%, 11/15/15	140,000	141,875

		344,552

TOTAL CORPORATE BONDS
(Cost $5,856,457)		5,872,924

UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS - 30.7%
Federal Home Loan Mortgage Corporation - 0.1%
1.75%, 9/10/15	33,000	33,520

Federal National Mortgage Association - 0.1%
2.375%, 4/11/16	33,000	34,032

United States Treasury Bonds/Notes - 30.5%
1.875%, 6/30/15	1,268,000	1,286,822
0.25%, 7/31/15	1,478,000	1,480,108
4.25%, 8/15/15	1,782,700	1,852,825
1.25%, 9/30/15	1,261,700	1,276,781
0.25%, 11/30/15	656,000	656,461
2.00%, 1/31/16	652,000	667,943
0.375%, 4/30/16	1,481,000	1,481,318

		8,702,258

TOTAL UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS
(Cost $8,757,265)		8,769,810

SOVEREIGN BOND - 0.3%
Poland Government International Bond (Poland)
3.875%, 7/16/15
(Cost $86,645)	84,000	86,478

TOTAL INVESTMENTS - 99.6%
(Cost $25,708,659)(b)		$28,472,739
Other assets less liabilities - 0.4%		104,361

NET ASSETS - 100.0%		$28,577,100

CVR - Contingent Value Rights.

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.

The table below shows the transactions in and earnings from investments in Deutsche Bank AG securities for the three months ended August 31, 2014.

				Change in
	Fair		Proceeds	Unrealized	Realized	Fair	Dividend/
	Value	Purchases	from	Appreciation/	Gain	Value	Interest
	5/31/2014	at Cost	Sales	(Depreciation)	(Loss)	8/31/2014	Income
Deutsche Bank AG (Common Stock)	$23,494	$—	$—	$(3,649)	$—	$19,845	$—
Deutsche Bank AG (Corporate Bond)	—	68,495	—	(266)	—	68,229	232

(b)	At August 31, 2014, the aggregate cost of investments for Federal income tax purposes was $25,721,469. The net unrealized appreciation was $2,751,270 which consisted of aggregate gross unrealized appreciation of $3,199,089 and aggregate gross unrealized depreciation of $447,819.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Deutsche X-trackers ETFs

SCHEDULE OF INVESTMENTS

Deutsche X-trackers 2030 Target Date ETF

(formerly db X-trackers 2030 Target Date Fund)

August 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 72.7%
Basic Materials - 3.2%
Air Liquide SA (France)	340	$43,442
Anglo American PLC (United Kingdom)	1,222	31,039
Axiall Corp.	514	21,372
BASF SE (Germany)	892	91,760
BHP Billiton Ltd. (Australia)	3,043	104,217
BHP Billiton PLC (United Kingdom)	1,949	61,719
Chemtura Corp.*	700	17,283
Dow Chemical (The) Co.	1,505	80,593
E.I. du Pont de Nemours & Co.	1,145	75,696
Freeport-McMoRan, Inc.	1,226	44,590
Glencore PLC (Switzerland)*	9,151	55,055
KapStone Paper and Packaging Corp.*	685	21,057
Linde AG (Germany)	181	35,828
Monsanto Co.	675	78,064
PolyOne Corp.	684	26,826
Rio Tinto PLC (United Kingdom)	1,225	65,352
Schnitzer Steel Industries, Inc., Class A	900	24,921
Sensient Technologies Corp.	339	19,021
Sherwin-Williams (The) Co.	771	168,163
Syngenta AG (Switzerland)	90	32,302
U.S. Silica Holdings, Inc.	300	21,543

		1,119,843

Communications - 6.9%
8x8, Inc.*	3,200	24,864
Amazon.com, Inc.*	488	165,452
Angie’s List, Inc.*	2,300	17,641
ARRIS Group, Inc.*	1,107	33,885
AT&T, Inc.	6,441	225,177
Bankrate, Inc.*	762	10,698
BT Group PLC (United Kingdom)	7,410	47,607
Cisco Systems, Inc.	5,617	140,369
Comcast Corp., Class A	2,941	160,961
Consolidated Communications Holdings, Inc.	420	10,240
Deutsche Telekom AG (Germany)	2,807	41,973
DigitalGlobe, Inc.*	599	18,192
Finisar Corp.*	678	13,770
Google, Inc., Class A*	374	217,803
Google, Inc., Class C*	390	222,924
Harmonic, Inc.*	4,000	26,280
HealthStream, Inc.*	1,100	28,556
Houghton Mifflin Harcourt Co.*	1,000	19,200
Perficient, Inc.*	1,200	20,664
Sinclair Broadcast Group, Inc., Class A	700	20,335
SoftBank Corp. (Japan)	867	62,547
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	2,965	36,971
Thomson Reuters Corp. (Canada)	1,062	40,241
Time Warner, Inc.	1,100	84,733
Twenty-First Century Fox, Inc., Class A	2,800	99,176
Ubiquiti Networks, Inc.*	700	31,752
Verizon Communications, Inc.	4,809	239,584
Vodafone Group PLC (United Kingdom)	23,554	80,845
Walt Disney (The) Co.	2,002	179,940
WPP PLC (United Kingdom)	1,247	26,147
Yelp, Inc.*	600	49,452
Zillow, Inc., Class A*	300	43,038

		2,441,017

Consumer, Cyclical - 6.6%
AMC Entertainment Holdings, Inc., Class A	700	16,569
American Airlines Group, Inc.	800	31,128
Bayerische Motoren Werke AG (Germany)	325	37,835
Beacon Roofing Supply, Inc.*	400	11,408
Brunswick Corp.	771	33,153
Carnival Corp.	800	30,304
Cie Financiere Richemont SA (Switzerland)	502	47,873
Columbia Sportswear Co.	293	22,315
Compass Group PLC (United Kingdom)	1,730	28,132
CVS Caremark Corp.	1,558	123,783
Daimler AG (Germany)	859	70,250

Federal-Mogul Holdings Corp.*	1,100	18,777
Ford Motor Co.	4,350	75,733
Genesco, Inc.*	171	13,560
Group 1 Automotive, Inc.	171	13,707
Hennes & Mauritz AB, Class B (Sweden)	879	37,390
Hilton Worldwide Holdings, Inc.*	1,100	27,852
Home Depot (The), Inc.	1,615	151,002
Honda Motor Co. Ltd. (Japan)	1,522	51,389
HSN, Inc.	427	25,872
Inditex SA (Spain)	1,070	31,001
JetBlue Airways Corp.*	2,100	25,683
Kate Spade & Co.*	980	31,693
Kohl’s Corp.	200	11,758
Las Vegas Sands Corp.	1,100	73,161
Lennar Corp., Class A	1,600	62,688
LVMH Moet Hennessy Louis Vuitton SA (France)	245	42,509
Macy’s, Inc.	400	24,916
Marriott Vacations Worldwide Corp.*	257	15,315
McDonald’s Corp.	1,300	121,836
Men’s Wearhouse (The), Inc.	424	22,909
Mitsubishi Corp. (Japan)	1,161	24,008
Mitsui & Co. Ltd. (Japan)	1,500	24,451
Mobile Mini, Inc.	342	13,396
NIKE, Inc., Class B	1,002	78,707
Office Depot, Inc.*	4,200	21,504
Owens & Minor, Inc.	514	17,682
Panasonic Corp. (Japan)	2,000	24,432
Penske Automotive Group, Inc.	600	28,782
Restoration Hardware Holdings, Inc.*	342	28,684
Rite Aid Corp.*	7,300	45,406
Skechers U.S.A., Inc., Class A*	300	17,511
Spirit Airlines, Inc.*	500	35,195
Standard Pacific Corp.*	2,100	17,577
Tenneco, Inc.*	400	25,632
Tesla Motors, Inc.*	100	26,970
Toyota Motor Corp. (Japan)	2,494	142,097
UniFirst Corp.	171	16,578
Walgreen Co.	1,127	68,206
Wal-Mart Stores, Inc.	4,245	320,497
Wesfarmers Ltd. (Australia)	1,007	40,733

		2,349,549

Consumer, Non-cyclical - 15.4%
Accuray, Inc.*	2,900	23,606
Affymetrix, Inc.*	2,700	23,409
Align Technology, Inc.*	593	32,295
Alnylam Pharmaceuticals, Inc.*	700	48,769
Amgen, Inc.	891	124,188
AmSurg Corp.*	253	13,609
Anheuser-Busch InBev NV (Belgium)	798	88,654
Anika Therapeutics, Inc.*	400	16,800
AstraZeneca PLC (United Kingdom)	1,208	91,589
Bayer AG (Germany)	801	107,405
British American Tobacco PLC (United Kingdom)	1,723	101,645
Capella Education Co.	400	26,044
Capital Senior Living Corp.*	900	20,583
Cardinal Health, Inc.	2,477	182,555
Centene Corp.*	477	37,268
Coca-Cola Bottling Co. Consolidated	342	25,431
Coca-Cola (The) Co.	5,336	222,618
CONMED Corp.	200	7,900
Convergys Corp.	849	16,301
CoStar Group, Inc.*	255	36,911
CSL Ltd. (Australia)	485	33,461
Deluxe Corp.	300	17,865
Diageo PLC (United Kingdom)	2,379	70,123
Ensign Group (The), Inc.	700	24,500
Euronet Worldwide, Inc.*	342	18,229
Foundation Medicine, Inc.*	800	18,616
FTI Consulting, Inc.*	253	9,386
Gilead Sciences, Inc.*	1,813	195,043
GlaxoSmithKline PLC (United Kingdom)	4,496	110,056
Haemonetics Corp.*	300	10,707
Hain Celestial Group (The), Inc.*	340	33,442
Humana, Inc.	1,154	148,566
Impax Laboratories, Inc.*	514	12,665
Imperial Tobacco Group PLC (United Kingdom)	877	38,247
Integra LifeSciences Holdings Corp.*	200	9,998
Intercept Pharmaceuticals, Inc.*	200	57,944
InterMune, Inc.*	700	51,415

Isis Pharmaceuticals, Inc.*	1,171	47,730
Johnson & Johnson	3,456	358,491
Kellogg Co.	400	25,988
Kindred Healthcare, Inc.	400	8,260
LDR Holding Corp.*	1,000	27,070
Live Nation Entertainment, Inc.*	1,504	33,028
Magellan Health, Inc.*	191	10,669
MannKind Corp.*	3,000	22,110
MAXIMUS, Inc.	500	20,600
McGraw Hill Financial, Inc.	2,100	170,373
Medicines (The) Co.*	500	12,805
Merck & Co., Inc.	3,492	209,904
Molina Healthcare, Inc.*	339	16,218
Mondelez International, Inc., Class A	2,210	79,980
Nestle SA (Switzerland)	3,012	233,762
Novartis AG (Switzerland)	2,119	190,076
Novo Nordisk A/S, Class B (Denmark)	1,979	90,416
OncoMed Pharmaceuticals, Inc.*	1,100	22,319
OPKO Health, Inc.*	3,000	26,700
Orexigen Therapeutics, Inc.*	4,783	27,263
Pfizer, Inc.	7,553	221,983
Philip Morris International, Inc.	2,000	171,160
Pilgrim’s Pride Corp.*	1,487	44,417
Procter & Gamble (The) Co.	3,455	287,145
Raptor Pharmaceutical Corp.*	3,013	33,203
Reckitt Benckiser Group PLC (United Kingdom)	660	57,524
Roche Holding AG (Switzerland)	635	185,164
SABMiller PLC (United Kingdom)	953	52,573
Sanofi (France)	1,151	126,282
Seaboard Corp.*	13	37,690
Shire PLC (Ireland)	483	39,475
Spectrum Brands Holdings, Inc.	424	36,718
Takeda Pharmaceutical Co. Ltd. (Japan)	837	38,212
Teva Pharmaceutical Industries Ltd. (Israel)	852	44,382
Tyson Foods, Inc., Class A	400	15,224
Unilever NV (Netherlands)	1,586	65,925
Unilever PLC (United Kingdom)	1,250	55,179
UnitedHealth Group, Inc.	1,257	108,957
WellCare Health Plans, Inc.*	342	22,524
WEX, Inc.*	342	38,868
Woolworths Ltd. (Australia)	1,137	38,398

		5,462,608

Diversified - 0.1%
Hutchison Whampoa Ltd. (Hong Kong)	2,174	28,276

Energy - 6.7%
Antero Resources Corp.*	2,200	127,270
Athlon Energy, Inc.*	700	32,578
BG Group PLC (United Kingdom)	3,297	65,764
BP PLC (United Kingdom)	17,521	140,099
Chesapeake Energy Corp.	5,700	155,040
Chevron Corp.	2,268	293,593
Diamondback Energy, Inc.*	400	34,540
Eni S.p.A. (Italy)	2,452	61,150
EOG Resources, Inc.	700	76,916
Exxon Mobil Corp.	5,374	534,498
Forum Energy Technologies, Inc.*	700	23,835
Geospace Technologies Corp.*	500	20,560
ION Geophysical Corp.*	5,800	20,010
Kodiak Oil & Gas Corp.*	1,800	29,286
ONEOK, Inc.	1,500	105,300
Rosetta Resources, Inc.*	400	20,000
Royal Dutch Shell PLC, Class A (United Kingdom)	3,574	144,655
Royal Dutch Shell PLC, Class B (United Kingdom)	2,242	94,744
Schlumberger Ltd. (Netherland Antilles)	1,360	149,110
Statoil ASA (Norway)	1,060	29,758
Targa Resources Corp.	340	47,447
Total SA (France)	2,047	134,994
Western Refining, Inc.	700	32,571

		2,373,718

Financial - 16.3%
AIA Group Ltd. (Hong Kong)	11,257	61,441
Allianz SE (Germany)	435	74,190
American Express Co.	1,177	105,400
American International Group, Inc.	1,941	108,813
American Realty Capital Properties, Inc. REIT	6,300	82,908
American Tower Corp. REIT	516	50,878

AmTrust Financial Services, Inc.	565	24,877
Anworth Mortgage Asset Corp. REIT	4,500	23,355
Aon PLC (United Kingdom)	300	26,148
Australia & New Zealand Banking Group Ltd. (Australia)	2,703	84,393
AXA SA (France)	1,679	41,586
Banco Bilbao Vizcaya Argentaria SA (Spain)	5,787	70,032
Banco Santander SA (Spain)	11,676	116,444
Bank of America Corp.	12,513	201,334
Bank of the Ozarks, Inc.	500	15,975
Barclays PLC (United Kingdom)	16,433	61,232
Berkshire Hathaway, Inc., Class B*	3,079	422,593
BNP Paribas SA (France)	975	65,823
Charles Schwab (The) Corp.	1,732	49,379
Chubb (The) Corp.	2,000	183,900
Citigroup, Inc.	3,699	191,053
CNO Financial Group, Inc.	1,756	31,345
Cohen & Steers, Inc.	300	13,092
Commonwealth Bank of Australia (Australia)	1,564	118,784
Credit Acceptance Corp.*	181	22,306
Credit Suisse Group AG (Switzerland)*	1,357	38,254
Deutsche Bank AG (Germany) (a)	1,242	42,496
EastGroup Properties, Inc. REIT	257	16,664
Employers Holdings, Inc.	1,100	23,551
EPR Properties REIT	342	19,463
Equity One, Inc. REIT	926	21,854
Equity Residential REIT	2,700	179,469
Evercore Partners, Inc., Class A	200	10,246
Financial Engines, Inc.	342	12,268
First American Financial Corp.	907	25,713
First Financial Bankshares, Inc.	514	15,106
FirstMerit Corp.	1,199	20,665
FXCM, Inc., Class A	1,700	24,633
GAMCO Investors, Inc., Class A	100	7,831
Hancock Holding Co.	594	19,745
Hanmi Financial Corp.	1,113	22,872
Highwoods Properties, Inc. REIT	639	27,189
HSBC Holdings PLC (United Kingdom)	17,059	184,648
ING Groep NV (Netherlands)*	3,724	51,207
Investors Bancorp, Inc.	2,608	27,671
JPMorgan Chase & Co.	4,412	262,293
LaSalle Hotel Properties REIT	814	29,752
Lloyds Banking Group PLC (United Kingdom)*	53,141	67,286
MarketAxess Holdings, Inc.	287	16,910
Marsh & McLennan Cos., Inc.	600	31,860
MGIC Investment Corp.*	2,700	22,761
Mitsubishi UFJ Financial Group, Inc. (Japan)	11,370	65,371
Mizuho Financial Group, Inc. (Japan)	20,668	39,312
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	175	35,089
National Australia Bank Ltd. (Australia)	2,315	76,106
National Health Investors, Inc. REIT	257	16,579
NewStar Financial, Inc.*	1,800	20,754
Nordea Bank AB (Sweden)	2,890	37,669
Northfield Bancorp, Inc.	1,900	24,909
NorthStar Realty Finance Corp. REIT	2,700	49,977
PacWest Bancorp	700	29,358
Portfolio Recovery Associates, Inc.*	514	29,211
Prospect Capital Corp.	1,798	18,537
Prosperity Bancshares, Inc.	427	25,791
Prudential PLC (United Kingdom)	2,461	59,241
Public Storage REIT	220	38,540
Radian Group, Inc.	1,500	21,840
RAIT Financial Trust REIT	2,900	23,461
RLJ Lodging Trust REIT	956	28,498
Ryman Hospitality Properties, Inc. REIT	394	19,602
Simon Property Group, Inc. REIT	394	66,992
Sovran Self Storage, Inc. REIT	255	19,704
Springleaf Holdings, Inc.*	800	26,624
Standard Chartered PLC (United Kingdom)	2,335	47,021
Stifel Financial Corp.*	514	24,610
Strategic Hotels & Resorts, Inc. REIT*	1,541	18,307
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,228	49,577
Sun Communities, Inc. REIT	257	13,783
Sunstone Hotel Investors, Inc. REIT	1,300	18,941
T. Rowe Price Group, Inc.	2,036	164,906
U.S. Bancorp	2,119	89,591
UBS AG (Switzerland)*	3,574	64,079
UMB Financial Corp.	300	17,325
Umpqua Holdings Corp.	1,600	27,952
Urstadt Biddle Properties, Inc., Class A REIT	1,100	23,452
Visa, Inc., Class A	916	194,668

Vornado Realty Trust REIT	1,460	154,570
Webster Financial Corp.	684	20,178
Wells Fargo & Co.	6,297	323,918
Western Alliance Bancorp*	600	14,166
Westpac Banking Corp. (Australia)	3,026	99,028
Weyerhaeuser Co. REIT	4,300	145,985
Zurich Insurance Group AG (Switzerland)*	132	39,828

		5,794,738

Industrial - 7.5%
3M Co.	800	115,200
ABB Ltd. (Switzerland)*	2,109	47,852
Actuant Corp., Class A	500	16,865
Acuity Brands, Inc.	393	48,685
Airbus Group NV (France)	568	34,932
Belden, Inc.	300	21,921
Berry Plastics Group, Inc.*	800	19,288
Boeing (The) Co.	980	124,264
Bristow Group, Inc.	253	18,464
Caterpillar, Inc.	840	91,619
CLARCOR, Inc.	300	18,963
Cognex Corp.*	600	25,188
Darling Ingredients, Inc.*	850	16,388
Deutsche Post AG (Germany)	826	27,008
East Japan Railway Co. (Japan)	296	22,996
Eaton Corp. PLC (Ireland)	585	40,839
EMCOR Group, Inc.	509	21,989
Emerson Electric Co.	922	59,026
EnerSys	444	28,545
Esterline Technologies Corp.*	200	23,446
FANUC Corp. (Japan)	243	40,638
FedEx Corp.	300	44,364
FEI Co.	340	28,574
Fluor Corp.	1,300	96,057
Generac Holdings, Inc.*	599	27,865
General Dynamics Corp.	451	55,586
General Electric Co.	12,924	335,766
Graphic Packaging Holding Co.*	2,717	34,750
Griffon Corp.	2,100	26,187
Haynes International, Inc.	400	19,832
HEICO Corp.	500	25,905
Hitachi Ltd. (Japan)	4,685	35,415
Ingersoll-Rand PLC (Ireland)	2,006	120,761
Koninklijke Philips NV (Netherlands)	892	27,180
LSB Industries, Inc.*	100	4,005
Middleby (The) Corp.*	432	37,251
Mistras Group, Inc.*	1,000	21,460
Parker-Hannifin Corp.	1,200	138,600
Ply Gem Holdings, Inc.*	2,400	28,296
Precision Castparts Corp.	200	48,812
Quanex Building Products Corp.	1,300	23,478
Rofin-Sinar Technologies, Inc.*	1,000	23,960
Rolls-Royce Holdings PLC (United Kingdom)*	1,818	30,815
Sanmina Corp.*	600	14,088
Schneider Electric SE (France)	528	44,623
Siemens AG (Germany)	771	96,585
SunPower Corp.*	1,000	38,220
Swift Transportation Co.*	1,000	21,180
TTM Technologies, Inc.*	3,000	22,950
Union Pacific Corp.	1,011	106,428
United Parcel Service, Inc., Class B	1,245	121,176
USG Corp.*	1,100	31,867
Vinci SA (France)	442	28,893
Watts Water Technologies, Inc., Class A	257	16,266
Woodward, Inc.	509	26,585

		2,667,896

Technology - 8.5%
Acxiom Corp.*	600	11,127
Amkor Technology, Inc.*	1,700	17,680
Apple, Inc.	7,057	723,342
Applied Materials, Inc.	8,000	184,840
Aspen Technology, Inc.*	678	27,859
athenahealth, Inc.*	253	36,543
Broadcom Corp., Class A	3,600	141,768
Brooks Automation, Inc.	2,200	24,948
Canon, Inc. (Japan)	1,025	33,485
Computer Programs & Systems, Inc.	412	25,313
Dealertrack Technologies, Inc.*	400	17,904
EMC Corp.	2,599	76,748

Engility Holdings, Inc.*	600	21,084
Entegris, Inc.*	1,000	12,140
Fidelity National Information Services, Inc.	2,160	122,580
Hewlett-Packard Co.	2,300	87,400
Infoblox, Inc.*	2,000	26,900
Intel Corp.	5,129	179,105
International Business Machines Corp.	1,314	252,682
International Rectifier Corp.*	427	16,824
Intersil Corp., Class A	900	13,540
Mentor Graphics Corp.	934	20,371
Microsemi Corp.*	658	17,529
Microsoft Corp.	9,811	445,714
Oracle Corp.	5,735	238,175
PTC, Inc.*	894	34,589
SAP SE (Germany)	843	65,574
SS&C Technologies Holdings, Inc.*	599	27,111
SunEdison, Inc.*	1,900	41,857
SYNNEX Corp.*	253	17,644
Syntel, Inc.*	340	30,386
Ultimate Software Group (The), Inc.*	213	31,309

		3,024,071

Utilities - 1.5%
Chesapeake Utilities Corp.	300	20,691
Cleco Corp.	494	27,871
Dominion Resources, Inc.	729	51,190
Duke Energy Corp.	900	66,591
Dynegy, Inc.*	800	26,144
E.ON SE (Germany)	1,803	32,764
Enel S.p.A. (Italy)	6,372	33,708
GDF Suez (France)	1,299	31,995
National Grid PLC (United Kingdom)	3,614	53,938
NRG Yield, Inc., Class A	400	21,756
PG&E Corp.	3,300	153,384

		520,032

TOTAL COMMON STOCKS
(Cost $20,838,959)		25,781,748

PREFERRED STOCKS - 0.1%
Consumer, Cyclical - 0.1%
Volkswagen AG (Germany)
(Cost $28,533)	132	29,633

RIGHTS - 0.0%
Communications - 0.0%
Leap Wireless International, Inc. CVR*
(Cost $3,501)	1,435	3,501

	Principal Amount	Value
CORPORATE BONDS - 22.9%
Basic Materials - 1.1%
BHP Billiton Finance USA Ltd. (Australia)
4.125%, 2/24/42	$158,000	$159,609
Dow Chemical (The) Co.
4.375%, 11/15/42	150,000	148,359
Rio Tinto Finance USA PLC (United Kingdom)
4.125%, 8/21/42	80,000	78,978

		386,946

Communications - 2.0%
AT&T, Inc.
5.55%, 8/15/41	198,000	227,449
4.35%, 6/15/45	170,000	166,233
Comcast Corp.
4.75%, 3/01/44	70,000	76,941
Time Warner, Inc.
4.65%, 6/01/44	80,000	81,383
Walt Disney (The) Co., Series E
4.125%, 12/01/41	143,000	146,108

		698,114

Consumer, Cyclical - 1.6%
Home Depot (The), Inc.
5.95%, 4/01/41	85,000	110,256
McDonald’s Corp., MTN
3.70%, 2/15/42	104,000	98,944
Wal-Mart Stores, Inc.
4.00%, 4/11/43	375,000	373,526

		582,726

Consumer, Non-cyclical - 4.7%
AbbVie, Inc.
4.40%, 11/06/42	140,000	141,395
Altria Group, Inc.
4.50%, 5/02/43	140,000	137,708
Anheuser-Busch InBev Worldwide, Inc.
3.75%, 7/15/42	200,000	191,864
Baxter International, Inc.
3.65%, 8/15/42	80,000	74,635
Celgene Corp.
4.625%, 5/15/44	140,000	144,835
Diageo Investment Corp.
4.25%, 5/11/42	142,000	144,716
Medtronic, Inc.
4.50%, 3/15/42	103,000	109,408
Merck & Co., Inc.
4.15%, 5/18/43	140,000	143,485
Novartis Capital Corp.
4.40%, 5/06/44	65,000	70,404
PepsiCo, Inc.
4.00%, 3/05/42	67,000	66,304
Pfizer, Inc.
4.30%, 6/15/43	205,000	211,771
Philip Morris International, Inc.
4.50%, 3/20/42	104,000	108,315
Stryker Corp.
4.375%, 5/15/44	80,000	80,946
UnitedHealth Group, Inc.
4.625%, 11/15/41	49,000	52,214

		1,678,000

Energy - 1.8%
Apache Corp.
4.75%, 4/15/43	130,000	138,535
Halliburton Co.
4.50%, 11/15/41	33,000	34,945
National Oilwell Varco, Inc.
3.95%, 12/01/42	80,000	79,282
Shell International Finance BV (Netherlands)
6.375%, 12/15/38	180,000	244,352
Statoil ASA (Norway)
5.10%, 8/17/40	122,000	141,739

		638,853

Financial - 1.9%
American Express Co.
4.05%, 12/03/42	120,000	118,539
Berkshire Hathaway Finance Corp.
4.40%, 5/15/42	145,000	151,096
Citigroup, Inc.
4.95%, 11/07/43	165,000	182,487
KFW (Germany)
zero coupon, 4/18/36	150,000	74,944
Loews Corp.
4.125%, 5/15/43	150,000	145,614

		672,680

Government - 0.3%
Inter-American Development Bank, Series G, MTN (Supranational)
3.875%, 10/28/41	101,000	105,725

Industrial - 2.9%
Burlington Northern Santa Fe LLC
4.90%, 4/01/44	125,000	136,665
Deere & Co.
3.90%, 6/09/42	219,000	217,407
General Electric Co.
4.50%, 3/11/44	130,000	142,082
Lockheed Martin Corp.
4.07%, 12/15/42	190,000	189,260
Precision Castparts Corp.
3.90%, 1/15/43	80,000	79,683
Union Pacific Corp.
4.75%, 9/15/41	50,000	55,806
United Technologies Corp.
4.50%, 6/01/42	192,000	207,549

		1,028,452

Technology - 1.2%
Apple, Inc.
3.85%, 5/04/43	220,000	211,015
International Business Machines Corp.
4.00%, 6/20/42	190,000	187,694
Microsoft Corp.
4.50%, 10/01/40	35,000	37,621

		436,330

Utilities - 5.4%
Atmos Energy Corp.
5.50%, 6/15/41	68,000	84,585
CenterPoint Energy Houston Electric LLC
4.50%, 4/01/44	130,000	141,374
Consolidated Edison Co. of New York, Inc.
3.95%, 3/01/43	290,000	282,582
Dominion Gas Holdings LLC
4.80%, 11/01/43	70,000	76,982
Florida Power & Light Co.
4.125%, 2/01/42	141,000	145,751
Georgia Power Co.
4.30%, 3/15/42	167,000	172,393
Pacific Gas & Electric Co.
4.60%, 6/15/43	180,000	192,481
Puget Sound Energy, Inc.
4.434%, 11/15/41	82,000	89,164
San Diego Gas & Electric Co.
3.95%, 11/15/41	64,000	64,785
Southern California Edison Co.
6.05%, 3/15/39	217,000	285,174
Southern California Gas Co.
5.125%, 11/15/40	67,000	79,941
Virginia Electric and Power Co., Series D
4.65%, 8/15/43	260,000	287,721

		1,902,933

TOTAL CORPORATE BONDS
(Cost $8,007,359)		8,130,759

UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS - 1.3%
United States Treasury Bonds/Notes - 1.3%
4.50%, 8/15/39	62,800	79,658
4.625%, 2/15/40	93,400	120,880
4.375%, 5/15/41	179,300	224,909
3.625%, 2/15/44	26,000	28,785

TOTAL UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS
(Cost $430,926)		454,232

SOVEREIGN BONDS - 2.5%
Israel Government International Bond (Israel)
4.50%, 1/30/43	80,000	79,700
Tennessee Valley Authority
4.875%, 1/15/48	320,000	380,203
United Mexican States, MTN (Mexico)
4.75%, 3/08/44	420,000	442,680

TOTAL SOVEREIGN BONDS
(Cost $867,018)		902,583

TOTAL INVESTMENTS - 99.5%
(Cost $30,176,296)(b)		$35,302,456
Other assets less liabilities - 0.5%		181,858

NET ASSETS - 100.0%		$35,484,314

CVR  - Contingent Value Rights.

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.

The table below shows the transactions in and earnings from investments in Deutsche Bank AG securities for the three months ended August 31, 2014.

	Fair Value 5/31/2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Fair Value 8/31/2014	Dividend Income
Deutsche Bank AG (Common Stock)	$48,405	$7,755	$(6,083)	$1,817	$(9,398)	$42,496	$—

(b)	At August 31, 2014, the aggregate cost of investments for Federal income tax purposes was $30,414,815. The net unrealized appreciation was $4,887,641 which consisted of aggregate gross unrealized appreciation of $5,776,166 and aggregate gross unrealized depreciation of $888,525.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Deutsche X-trackers ETFs

SCHEDULE OF INVESTMENTS

Deutsche X-trackers 2040 Target Date ETF

(formerly db X-trackers 2040 Target Date Fund)

August 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 91.4%
Basic Materials - 4.0%
Air Liquide SA (France)	451	$57,624
Anglo American PLC (United Kingdom)	1,560	39,624
Axiall Corp.	700	29,106
BASF SE (Germany)	1,095	112,642
BHP Billiton Ltd. (Australia)	3,694	126,513
BHP Billiton PLC (United Kingdom)	2,375	75,209
Chemtura Corp.*	900	22,221
Dow Chemical (The) Co.	1,822	97,568
E.I. du Pont de Nemours & Co.	1,375	90,901
Freeport-McMoRan, Inc.	1,516	55,137
Glencore PLC (Switzerland)*	12,724	76,552
KapStone Paper and Packaging Corp.*	1,000	30,740
Linde AG (Germany)	227	44,934
Monsanto Co.	834	96,452
PolyOne Corp.	1,000	39,220
Rio Tinto PLC (United Kingdom)	1,473	78,582
Schnitzer Steel Industries, Inc., Class A	1,100	30,459
Sensient Technologies Corp.	496	27,831
Sherwin-Williams (The) Co.	989	215,712
Syngenta AG (Switzerland)	111	39,839
U.S. Silica Holdings, Inc.	500	35,905

		1,422,771

Communications - 8.6%
8x8, Inc.*	4,200	32,634
Amazon.com, Inc.*	620	210,205
Angie’s List, Inc.*	2,900	22,243
ARRIS Group, Inc.*	1,314	40,222
AT&T, Inc.	8,182	286,043
Bankrate, Inc.*	900	12,636
BT Group PLC (United Kingdom)	9,079	58,330
Cisco Systems, Inc.	7,225	180,552
Comcast Corp., Class A	3,682	201,516
Consolidated Communications Holdings, Inc.	357	8,704
Deutsche Telekom AG (Germany)	3,506	52,425
DigitalGlobe, Inc.*	800	24,296
Finisar Corp.*	814	16,532
Google, Inc., Class A*	481	280,115
Google, Inc., Class C*	490	280,084
Harmonic, Inc.*	5,200	34,164
HealthStream, Inc.*	1,400	36,344
Houghton Mifflin Harcourt Co.*	1,400	26,880
Perficient, Inc.*	1,500	25,830
Sinclair Broadcast Group, Inc., Class A	900	26,145
SoftBank Corp. (Japan)	1,014	73,152
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	3,576	44,590
Thomson Reuters Corp. (Canada)	1,285	48,691
Time Warner, Inc.	1,400	107,842
Twenty-First Century Fox, Inc., Class A	3,600	127,512
Ubiquiti Networks, Inc.*	900	40,824
Verizon Communications, Inc.	6,275	312,620
Vodafone Group PLC (United Kingdom)	32,157	110,373
Walt Disney (The) Co.	2,635	236,835
WPP PLC (United Kingdom)	1,592	33,380
Yelp, Inc.*	800	65,936
Zillow, Inc., Class A*	400	57,384

		3,115,039

Consumer, Cyclical - 8.4%
AMC Entertainment Holdings, Inc., Class A	1,000	23,670
American Airlines Group, Inc.	1,000	38,910
Bayerische Motoren Werke AG (Germany)	393	45,752
Beacon Roofing Supply, Inc.*	500	14,260
Brunswick Corp.	900	38,700
Carnival Corp.	1,000	37,880
Cie Financiere Richemont SA (Switzerland)	610	58,173
Columbia Sportswear Co.	334	25,437
Compass Group PLC (United Kingdom)	2,123	34,522
CVS Caremark Corp.	1,874	148,889
Daimler AG (Germany)	1,047	85,624

Federal-Mogul Holdings Corp.*	1,400	23,898
Ford Motor Co.	5,907	102,841
Genesco, Inc.*	300	23,790
Group 1 Automotive, Inc.	300	24,048
Hennes & Mauritz AB, Class B (Sweden)	1,092	46,450
Hilton Worldwide Holdings, Inc.*	1,500	37,980
Home Depot (The), Inc.	2,084	194,854
Honda Motor Co. Ltd. (Japan)	1,898	64,085
HSN, Inc.	500	30,295
Inditex SA (Spain)	1,320	38,244
JetBlue Airways Corp.*	2,700	33,021
Kate Spade & Co.*	1,200	38,808
Kohl’s Corp.	300	17,637
Las Vegas Sands Corp.	1,300	86,463
Lennar Corp., Class A	2,100	82,278
LVMH Moet Hennessy Louis Vuitton SA (France)	297	51,532
Macy’s, Inc.	600	37,374
Marriott Vacations Worldwide Corp.*	400	23,836
McDonald’s Corp.	1,700	159,324
Men’s Wearhouse (The), Inc.	527	28,474
Mitsubishi Corp. (Japan)	1,493	30,873
Mitsui & Co. Ltd. (Japan)	2,000	32,601
Mobile Mini, Inc.	500	19,585
NIKE, Inc., Class B	1,462	114,840
Office Depot, Inc.*	5,400	27,648
Owens & Minor, Inc.	700	24,080
Panasonic Corp. (Japan)	2,600	31,761
Penske Automotive Group, Inc.	800	38,376
Restoration Hardware Holdings, Inc.*	500	41,935
Rite Aid Corp.*	9,300	57,846
Skechers U.S.A., Inc., Class A*	400	23,348
Spirit Airlines, Inc.*	700	49,273
Standard Pacific Corp.*	2,700	22,599
Tenneco, Inc.*	600	38,448
Tesla Motors, Inc.*	200	53,940
Toyota Motor Corp. (Japan)	3,230	184,030
UniFirst Corp.	200	19,390
Walgreen Co.	1,373	83,094
Wal-Mart Stores, Inc.	5,176	390,788
Wesfarmers Ltd. (Australia)	1,286	52,018

		3,033,522

Consumer, Non-cyclical - 19.1%
Accuray, Inc.*	3,700	30,118
Affymetrix, Inc.*	3,500	30,345
Align Technology, Inc.*	743	40,464
Alnylam Pharmaceuticals, Inc.*	900	62,703
Amgen, Inc.	1,097	152,900
AmSurg Corp.*	243	13,071
Anheuser-Busch InBev NV (Belgium)	996	110,651
Anika Therapeutics, Inc.*	600	25,200
AstraZeneca PLC (United Kingdom)	1,492	113,121
Bayer AG (Germany)	998	133,821
British American Tobacco PLC (United Kingdom)	2,350	138,633
Capella Education Co.	500	32,555
Capital Senior Living Corp.*	1,200	27,444
Cardinal Health, Inc.	3,225	237,682
Centene Corp.*	512	40,003
Coca-Cola Bottling Co. Consolidated	407	30,265
Coca-Cola (The) Co.	6,802	283,779
CONMED Corp.	200	7,900
Convergys Corp.	1,000	19,200
CoStar Group, Inc.*	264	38,214
CSL Ltd. (Australia)	598	41,257
Deluxe Corp.	400	23,820
Diageo PLC (United Kingdom)	2,956	87,130
Ensign Group (The), Inc.	1,000	35,000
Euronet Worldwide, Inc.*	500	26,650
Foundation Medicine, Inc.*	1,100	25,597
FTI Consulting, Inc.*	314	11,649
Gilead Sciences, Inc.*	2,309	248,402
GlaxoSmithKline PLC (United Kingdom)	5,856	143,347
Haemonetics Corp.*	400	14,276
Hain Celestial Group (The), Inc.*	428	42,098
Humana, Inc.	1,470	189,248
Impax Laboratories, Inc.*	800	19,712
Imperial Tobacco Group PLC (United Kingdom)	1,120	48,845
Integra LifeSciences Holdings Corp.*	300	14,997
Intercept Pharmaceuticals, Inc.*	200	57,944
InterMune, Inc.*	1,000	73,450

Isis Pharmaceuticals, Inc.*	1,000	40,760
Johnson & Johnson	4,583	475,394
Kellogg Co.	600	38,982
Kindred Healthcare, Inc.	500	10,325
LDR Holding Corp.*	1,300	35,191
Live Nation Entertainment, Inc.*	1,865	40,955
Magellan Health, Inc.*	239	13,351
MannKind Corp.*	3,900	28,743
MAXIMUS, Inc.	600	24,720
McGraw Hill Financial, Inc.	2,600	210,938
Medicines (The) Co.*	600	15,366
Merck & Co., Inc.	4,488	269,774
Molina Healthcare, Inc.*	400	19,136
Mondelez International, Inc., Class A	2,723	98,545
Nestle SA (Switzerland)	3,920	304,232
Novartis AG (Switzerland)	2,805	251,611
Novo Nordisk A/S, Class B (Denmark)	2,450	111,935
OncoMed Pharmaceuticals, Inc.*	1,500	30,435
OPKO Health, Inc.*	3,800	33,820
Orexigen Therapeutics, Inc.*	4,400	25,080
Pfizer, Inc.	9,662	283,965
Philip Morris International, Inc.	2,600	222,509
Pilgrim’s Pride Corp.*	1,955	58,396
Procter & Gamble (The) Co.	4,308	358,038
Raptor Pharmaceutical Corp.*	2,500	27,550
Reckitt Benckiser Group PLC (United Kingdom)	813	70,859
Roche Holding AG (Switzerland)	811	236,485
SABMiller PLC (United Kingdom)	1,182	65,207
Sanofi (France)	1,488	163,257
Seaboard Corp.*	11	31,892
Shire PLC (Ireland)	617	50,427
Spectrum Brands Holdings, Inc.	514	44,512
Takeda Pharmaceutical Co. Ltd. (Japan)	941	42,960
Teva Pharmaceutical Industries Ltd. (Israel)	1,039	54,123
Tyson Foods, Inc., Class A	500	19,030
Unilever NV (Netherlands)	1,945	80,848
Unilever PLC (United Kingdom)	1,536	67,804
UnitedHealth Group, Inc.	1,546	134,007
WellCare Health Plans, Inc.*	400	26,344
WEX, Inc.*	400	45,460
Woolworths Ltd. (Australia)	1,452	49,036

		6,883,493

Diversified - 0.1%
Hutchison Whampoa Ltd. (Hong Kong)	2,706	35,195

Energy - 8.6%
Antero Resources Corp.*	2,800	161,980
Athlon Energy, Inc.*	900	41,886
BG Group PLC (United Kingdom)	4,050	80,784
BP PLC (United Kingdom)	23,256	185,956
Chesapeake Energy Corp.	7,300	198,560
Chevron Corp.	3,007	389,256
Diamondback Energy, Inc.*	500	43,175
Eni S.p.A. (Italy)	3,030	75,565
EOG Resources, Inc.	800	87,904
Exxon Mobil Corp.	6,963	692,541
Forum Energy Technologies, Inc.*	900	30,645
Geospace Technologies Corp.*	700	28,784
ION Geophysical Corp.*	7,400	25,530
Kodiak Oil & Gas Corp.*	2,400	39,048
ONEOK, Inc.	2,000	140,400
Rosetta Resources, Inc.*	600	30,000
Royal Dutch Shell PLC, Class A (United Kingdom)	4,404	178,248
Royal Dutch Shell PLC, Class B (United Kingdom)	2,863	120,987
Schlumberger Ltd. (Netherland Antilles)	1,901	208,426
Statoil ASA (Norway)	1,307	36,692
Targa Resources Corp.	428	59,727
Total SA (France)	2,754	181,619
Western Refining, Inc.	900	41,877

		3,079,590

Financial - 20.7%
AIA Group Ltd. (Hong Kong)	14,278	77,930
Allianz SE (Germany)	540	92,098
American Express Co.	1,545	138,354
American International Group, Inc.	2,294	128,602
American Realty Capital Properties, Inc. REIT	8,000	105,280
American Tower Corp. REIT	639	63,005

AmTrust Financial Services, Inc.	770	33,903
Anworth Mortgage Asset Corp. REIT	5,800	30,102
Aon PLC (United Kingdom)	500	43,580
Australia & New Zealand Banking Group Ltd. (Australia)	3,374	105,343
AXA SA (France)	2,044	50,626
Banco Bilbao Vizcaya Argentaria SA (Spain)	6,967	84,311
Banco Santander SA (Spain)	14,929	148,885
Bank of America Corp.	16,597	267,046
Bank of the Ozarks, Inc.	700	22,365
Barclays PLC (United Kingdom)	16,866	62,846
Berkshire Hathaway, Inc., Class B*	4,025	552,430
BNP Paribas SA (France)	1,197	80,811
Charles Schwab (The) Corp.	2,108	60,099
Chubb (The) Corp.	2,500	229,875
Citigroup, Inc.	4,597	237,435
CNO Financial Group, Inc.	2,200	39,270
Cohen & Steers, Inc.	400	17,456
Commonwealth Bank of Australia (Australia)	1,958	148,708
Credit Acceptance Corp.*	228	28,099
Credit Suisse Group AG (Switzerland)*	1,713	48,290
Deutsche Bank AG (Germany) (a)	1,537	52,589
EastGroup Properties, Inc. REIT	300	19,452
Employers Holdings, Inc.	1,400	29,974
EPR Properties REIT	500	28,455
Equity One, Inc. REIT	1,200	28,320
Equity Residential REIT	3,500	232,646
Evercore Partners, Inc., Class A	300	15,369
Financial Engines, Inc.	500	17,935
First American Financial Corp.	1,100	31,185
First Financial Bankshares, Inc.	600	17,634
FirstMerit Corp.	1,700	29,300
FXCM, Inc., Class A	2,200	31,878
GAMCO Investors, Inc., Class A	200	15,662
Hancock Holding Co.	757	25,163
Hanmi Financial Corp.	1,600	32,880
Highwoods Properties, Inc. REIT	799	33,997
HSBC Holdings PLC (United Kingdom)	21,405	231,689
ING Groep NV (Netherlands)*	4,545	62,496
Investors Bancorp, Inc.	3,348	35,522
JPMorgan Chase & Co.	5,860	348,377
LaSalle Hotel Properties REIT	1,000	36,550
Lloyds Banking Group PLC (United Kingdom)*	67,839	85,897
MarketAxess Holdings, Inc.	356	20,976
Marsh & McLennan Cos., Inc.	800	42,480
MGIC Investment Corp.*	3,500	29,505
Mitsubishi UFJ Financial Group, Inc. (Japan)	14,063	80,854
Mizuho Financial Group, Inc. (Japan)	25,171	47,877
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	218	43,711
National Australia Bank Ltd. (Australia)	2,879	94,647
National Health Investors, Inc. REIT	300	19,353
NewStar Financial, Inc.*	2,400	27,672
Nordea Bank AB (Sweden)	3,690	48,097
Northfield Bancorp, Inc.	2,400	31,464
NorthStar Realty Finance Corp. REIT	3,400	62,934
PacWest Bancorp	900	37,746
Portfolio Recovery Associates, Inc.*	600	34,098
Prospect Capital Corp.	2,600	26,806
Prosperity Bancshares, Inc.	600	36,240
Prudential PLC (United Kingdom)	3,051	73,444
Public Storage REIT	280	49,050
Radian Group, Inc.	1,900	27,664
RAIT Financial Trust REIT	3,700	29,933
RLJ Lodging Trust REIT	1,300	38,753
Ryman Hospitality Properties, Inc. REIT	576	28,656
Simon Property Group, Inc. REIT	491	83,485
Sovran Self Storage, Inc. REIT	357	27,585
Springleaf Holdings, Inc.*	1,100	36,608
Standard Chartered PLC (United Kingdom)	2,863	57,654
Stifel Financial Corp.*	700	33,516
Strategic Hotels & Resorts, Inc. REIT*	2,200	26,136
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,501	60,598
Sun Communities, Inc. REIT	400	21,452
Sunstone Hotel Investors, Inc. REIT	1,700	24,769
T. Rowe Price Group, Inc.	2,634	213,341
U.S. Bancorp	2,967	125,445
UBS AG (Switzerland)*	4,281	76,755
UMB Financial Corp.	400	23,100
Umpqua Holdings Corp.	2,000	34,940
Urstadt Biddle Properties, Inc., Class A REIT	1,400	29,848
Visa, Inc., Class A	1,244	264,374

Vornado Realty Trust REIT	1,860	196,919
Webster Financial Corp.	900	26,550
Wells Fargo & Co.	8,190	421,293
Western Alliance Bancorp*	800	18,888
Westpac Banking Corp. (Australia)	3,784	123,834
Weyerhaeuser Co. REIT	5,500	186,725
Zurich Insurance Group AG (Switzerland)*	177	53,406

		7,438,900

Industrial - 9.3%
3M Co.	1,100	158,400
ABB Ltd. (Switzerland)*	2,616	59,355
Actuant Corp., Class A	600	20,238
Acuity Brands, Inc.	366	45,340
Airbus Group NV (France)	702	43,173
Belden, Inc.	400	29,228
Berry Plastics Group, Inc.*	1,100	26,521
Boeing (The) Co.	1,208	153,174
Bristow Group, Inc.	343	25,032
Caterpillar, Inc.	1,019	111,142
CLARCOR, Inc.	400	25,284
Cognex Corp.*	800	33,584
Darling Ingredients, Inc.*	1,114	21,478
Deutsche Post AG (Germany)	1,036	33,875
East Japan Railway Co. (Japan)	428	33,250
Eaton Corp. PLC (Ireland)	756	52,776
EMCOR Group, Inc.	585	25,272
Emerson Electric Co.	1,115	71,383
EnerSys	533	34,267
Esterline Technologies Corp.*	300	35,169
FANUC Corp. (Japan)	241	40,304
FedEx Corp.	500	73,940
FEI Co.	367	30,843
Fluor Corp.	1,600	118,224
Generac Holdings, Inc. *	700	32,564
General Dynamics Corp.	543	66,925
General Electric Co.	16,000	415,681
Graphic Packaging Holding Co.*	3,298	42,181
Griffon Corp.	2,600	32,422
Haynes International, Inc.	600	29,748
HEICO Corp.	600	31,086
Hitachi Ltd. (Japan)	5,997	45,332
Ingersoll-Rand PLC (Ireland)	2,603	156,701
Koninklijke Philips NV (Netherlands)	1,088	33,152
LSB Industries, Inc.*	200	8,010
Middleby (The) Corp.*	513	44,236
Mistras Group, Inc.*	1,300	27,898
Parker-Hannifin Corp.	1,600	184,800
Ply Gem Holdings, Inc.*	3,100	36,549
Precision Castparts Corp.	200	48,812
Quanex Building Products Corp.	1,700	30,702
Rofin-Sinar Technologies, Inc.*	1,300	31,148
Rolls-Royce Holdings PLC (United Kingdom)*	2,215	37,544
Sanmina Corp.*	700	16,436
Schneider Electric SE (France)	651	55,018
Siemens AG (Germany)	940	117,756
SunPower Corp.*	1,300	49,686
Swift Transportation Co.*	1,300	27,534
TTM Technologies, Inc.*	3,900	29,835
Union Pacific Corp.	1,468	154,537
United Parcel Service, Inc., Class B	1,536	149,499
USG Corp.*	1,400	40,558
Vinci SA (France)	555	36,280
Watts Water Technologies, Inc., Class A	300	18,987
Woodward, Inc.	657	34,315

		3,367,184

Technology - 10.8%
Acxiom Corp.*	700	12,982
Amkor Technology, Inc.*	2,200	22,880
Apple, Inc.	9,036	926,190
Applied Materials, Inc.	10,200	235,671
Aspen Technology, Inc.*	857	35,214
athenahealth, Inc.*	328	47,376
Broadcom Corp., Class A	4,600	181,148
Brooks Automation, Inc.	2,900	32,886
Canon, Inc. (Japan)	1,342	43,841
Computer Programs & Systems, Inc.	500	30,720
Dealertrack Technologies, Inc.*	500	22,380
EMC Corp.	3,185	94,053

Engility Holdings, Inc.*	800	28,112
Entegris, Inc.*	1,200	14,568
Fidelity National Information Services, Inc.	2,802	159,014
Hewlett-Packard Co.	3,000	114,000
Infoblox, Inc.*	2,600	34,970
Intel Corp.	6,527	227,923
International Business Machines Corp.	1,686	324,217
International Rectifier Corp.*	700	27,580
Intersil Corp., Class A	1,200	18,054
Mentor Graphics Corp.	1,085	23,664
Microsemi Corp.*	857	22,830
Microsoft Corp.	12,560	570,602
Oracle Corp.	7,437	308,860
PTC, Inc.*	1,105	42,752
SAP SE (Germany)	1,200	93,343
SS&C Technologies Holdings, Inc.*	800	36,208
SunEdison, Inc.*	2,400	52,872
SYNNEX Corp.*	343	23,921
Syntel, Inc.*	394	35,212
Ultimate Software Group (The), Inc.*	257	37,776

		3,881,819

Utilities - 1.8%
Chesapeake Utilities Corp.	400	27,588
Cleco Corp.	600	33,852
Dominion Resources, Inc.	970	68,113
Duke Energy Corp.	1,100	81,389
Dynegy, Inc.*	1,100	35,948
E.ON SE (Germany)	2,289	41,596
Enel S.p.A. (Italy)	8,135	43,034
GDF Suez (France)	1,602	39,457
National Grid PLC (United Kingdom)	4,448	66,385
NRG Yield, Inc., Class A	600	32,634
PG&E Corp.	4,200	195,216

		665,212

TOTAL COMMON STOCKS
(Cost $26,462,041)		32,922,725

PREFERRED STOCKS - 0.1%
Consumer, Cyclical - 0.1%
Volkswagen AG (Germany)
(Cost $35,473)	165	37,041

RIGHTS - 0.0%
Communications - 0.0%
Leap Wireless International, Inc. CVR*
(Cost $3,587)	1,470	3,587

	Principal Amount	Value
CORPORATE BONDS - 3.6%
Basic Materials - 0.1%
BHP Billiton Finance USA Ltd. (Australia)
4.125%, 2/24/42	$5,000	$5,051
Dow Chemical (The) Co.
4.375%, 11/15/42	20,000	19,781
Rio Tinto Finance USA PLC (United Kingdom)
4.125%, 8/21/42	18,000	17,770

		42,602

Communications - 0.4%
AT&T, Inc.
4.35%, 6/15/45	95,000	92,896
Comcast Corp.
4.75%, 3/01/44	10,000	10,992
Time Warner, Inc.
4.65%, 6/01/44	10,000	10,173
Vodafone Group PLC (United Kingdom)
4.375%, 2/19/43	19,000	18,582
Walt Disney (The) Co., Series E
4.125%, 12/01/41	20,000	20,435

		153,078

Consumer, Cyclical - 0.3%
Home Depot (The), Inc.
4.20%, 4/01/43	23,000	23,641
McDonald’s Corp., MTN
3.70%, 2/15/42	17,000	16,174
Wal-Mart Stores, Inc.
4.00%, 4/11/43	60,000	59,764

		99,579

Consumer, Non-cyclical - 0.7%
AbbVie, Inc.
4.40%, 11/06/42	21,000	21,209
Altria Group, Inc.
4.50%, 5/02/43	20,000	19,673
Anheuser-Busch InBev Worldwide, Inc.
3.75%, 7/15/42	15,000	14,390
Baxter International, Inc.
3.65%, 8/15/42	10,000	9,329
Celgene Corp.
4.625%, 5/15/44	20,000	20,691
Diageo Investment Corp.
4.25%, 5/11/42	18,000	18,344
Medtronic, Inc.
4.50%, 3/15/42	20,000	21,244
Merck & Co., Inc.
4.15%, 5/18/43	10,000	10,249
Novartis Capital Corp.
4.40%, 5/06/44	10,000	10,831
PepsiCo, Inc.
4.00%, 3/05/42	5,000	4,948
Pfizer, Inc.
4.30%, 6/15/43	57,000	58,882
Philip Morris International, Inc.
4.50%, 3/20/42	18,000	18,747
Stryker Corp.
4.375%, 5/15/44	10,000	10,118
UnitedHealth Group, Inc.
4.625%, 11/15/41	8,000	8,525

		247,180

Energy - 0.2%
Apache Corp.
4.75%, 4/15/43	20,000	21,313
Halliburton Co.
4.50%, 11/15/41	5,000	5,295
National Oilwell Varco, Inc.
3.95%, 12/01/42	15,000	14,865
Shell International Finance BV (Netherlands)
4.55%, 8/12/43	15,000	16,590
Statoil ASA (Norway)
5.10%, 8/17/40	23,000	26,721

		84,784

Financial - 0.3%
American Express Co.
4.05%, 12/03/42	15,000	14,817
Berkshire Hathaway Finance Corp.
4.40%, 5/15/42	33,000	34,387
Citigroup, Inc.
4.95%, 11/07/43	20,000	22,120
KFW (Germany)
zero coupon, 4/18/36	30,000	14,989
Loews Corp.
4.125%, 5/15/43	20,000	19,415

		105,728

Government - 0.1%
Inter-American Development Bank, Series G, MTN (Supranational)
3.875%, 10/28/41	19,000	19,889

Industrial - 0.5%
Burlington Northern Santa Fe LLC
4.90%, 4/01/44	20,000	21,866
Deere & Co.
3.90%, 6/09/42	20,000	19,855
General Electric Co.
4.50%, 3/11/44	25,000	27,323
Lockheed Martin Corp.
4.07%, 12/15/42	30,000	29,883
Precision Castparts Corp.
3.90%, 1/15/43	10,000	9,960
Union Pacific Corp.
4.75%, 9/15/41	26,000	29,019
United Technologies Corp.
4.50%, 6/01/42	18,000	19,458

		157,364

Technology - 0.2%
Apple, Inc.
3.85%, 5/04/43	37,000	35,489
International Business Machines Corp.
4.00%, 6/20/42	30,000	29,636
Microsoft Corp.
4.50%, 10/01/40	11,000	11,824

		76,949

Utilities - 0.8%
Atmos Energy Corp.
5.50%, 6/15/41	20,000	24,878
CenterPoint Energy Houston Electric LLC
4.50%, 4/01/44	20,000	21,750
Consolidated Edison Co. of New York, Inc.
3.95%, 3/01/43	24,000	23,386
Dominion Gas Holdings LLC
4.80%, 11/01/43	10,000	10,997
Florida Power & Light Co.
5.25%, 2/01/41	12,000	14,626
Georgia Power Co.
4.30%, 3/15/42	12,000	12,388
Pacific Gas & Electric Co.
4.60%, 6/15/43	30,000	32,079
Public Service Electric & Gas Co., MTN
3.65%, 9/01/42	23,000	21,864
Puget Sound Energy, Inc.
4.434%, 11/15/41	17,000	18,485
San Diego Gas & Electric Co.
3.95%, 11/15/41	12,000	12,147
Southern California Edison Co.
4.65%, 10/01/43	20,000	22,377
Southern California Gas Co.
5.125%, 11/15/40	12,000	14,318
Southern Power Co.
5.15%, 9/15/41	13,000	14,810
Virginia Electric and Power Co., Series D
4.65%, 8/15/43	45,000	49,798

		293,903

TOTAL CORPORATE BONDS
(Cost $1,238,534)		1,281,056

UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS - 4.2%
United States Treasury Bonds/Notes - 4.2%
4.375%, 11/15/39	205,200	255,795
4.625%, 2/15/40	98,700	127,739
4.375%, 5/15/40	84,800	105,987
4.75%, 2/15/41	84,500	111,923
4.375%, 5/15/41	183,400	230,052
3.125%, 2/15/42	177,100	179,577
3.75%, 11/15/43	450,000	509,308

TOTAL UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS
(Cost $1,409,750)		1,520,381

SOVEREIGN BONDS - 0.3%
Israel Government International Bond (Israel)
4.50%, 1/30/43	10,000	9,963
Tennessee Valley Authority
4.875%, 1/15/48	54,000	64,159
United Mexican States, MTN (Mexico)
4.75%, 3/08/44	47,000	49,538

TOTAL SOVEREIGN BONDS
(Cost $111,953)		123,660

TOTAL INVESTMENTS - 99.6%
(Cost $29,261,338)(b)		$35,888,450
Other assets less liabilities - 0.4%		128,713

NET ASSETS - 100.0%		$36,017,163

CVR - Contingent Value Rights.

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.

The table below shows the transactions in and earnings from investments in Deutsche Bank AG securities for the three months ended August 31, 2014.

	Fair Value 5/31/2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Fair Value 8/31/2014	Dividend Income
Deutsche Bank AG (Common Stock)	$50,228	$11,026	$—	$(8,665)	$—	$52,589	$—

(b)	At August 31, 2014, the aggregate cost of investments for Federal income tax purposes was $29,273,547. The net unrealized appreciation was $6,614,903 which consisted of aggregate gross unrealized appreciation of $7,604,562 and aggregate gross unrealized depreciation of $989,659.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Deutsche X-trackers ETFs

SCHEDULE OF INVESTMENTS

Deutsche X-trackers In-Target Date ETF

(formerly db X-trackers In-Target Date Fund)

August 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 32.2%
Basic Materials - 1.4%
Air Liquide SA (France)	47	$6,005
Anglo American PLC (United Kingdom)	180	4,572
BASF SE (Germany)	129	13,270
BHP Billiton Ltd. (Australia)	418	14,315
BHP Billiton PLC (United Kingdom)	274	8,677
Chemtura Corp.*	100	2,469
Dow Chemical (The) Co.	233	12,477
E.I. du Pont de Nemours & Co.	181	11,966
Freeport-McMoRan, Inc.	134	4,874
Glencore PLC (Switzerland)*	1,351	8,128
KapStone Paper and Packaging Corp.*	100	3,074
Linde AG (Germany)	29	5,740
Monsanto Co.	100	11,565
PolyOne Corp.	100	3,922
Rio Tinto PLC (United Kingdom)	163	8,696
Schnitzer Steel Industries, Inc., Class A	100	2,769
Sensient Technologies Corp.	100	5,611
Sherwin-Williams (The) Co.	117	25,520
Syngenta AG (Switzerland)	13	4,666
U.S. Silica Holdings, Inc.	100	7,181

		165,497

Communications - 3.1%
8x8, Inc.*	500	3,885
Amazon.com, Inc.*	76	25,767
Angie’s List, Inc.*	400	3,068
ARRIS Group, Inc.*	200	6,122
AT&T, Inc.	993	34,716
Bankrate, Inc.*	100	1,404
BT Group PLC (United Kingdom)	1,213	7,793
Cisco Systems, Inc.	828	20,692
Comcast Corp., Class A	407	22,275
Deutsche Telekom AG (Germany)	442	6,609
Finisar Corp.*	100	2,031
Google, Inc., Class A*	56	32,612
Google, Inc., Class C*	60	34,296
Harmonic, Inc.*	800	5,256
HealthStream, Inc.*	200	5,192
Houghton Mifflin Harcourt Co.*	200	3,840
Perficient, Inc.*	200	3,444
Sinclair Broadcast Group, Inc., Class A	100	2,905
SoftBank Corp. (Japan)	100	7,214
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	456	5,686
Thomson Reuters Corp. (Canada)	64	2,425
Time Warner, Inc.	200	15,406
Twenty-First Century Fox, Inc., Class A	500	17,710
Ubiquiti Networks, Inc.*	100	4,536
Verizon Communications, Inc.	670	33,379
Vodafone Group PLC (United Kingdom)	3,478	11,938
Walt Disney (The) Co.	350	31,458
WPP PLC (United Kingdom)	184	3,858
Yelp, Inc.*	100	8,242
Zillow, Inc., Class A*	50	7,173

		370,932

Consumer, Cyclical - 2.9%
AMC Entertainment Holdings, Inc., Class A	100	2,367
American Airlines Group, Inc.	100	3,891
Bayerische Motoren Werke AG (Germany)	46	5,355
Beacon Roofing Supply, Inc.*	100	2,852
Brunswick Corp.	100	4,300
Carnival Corp.	100	3,788
Cie Financiere Richemont SA (Switzerland)	66	6,294
Columbia Sportswear Co.	23	1,752
Compass Group PLC (United Kingdom)	221	3,594
CVS Caremark Corp.	235	18,670
Daimler AG (Germany)	137	11,204
Federal-Mogul Holdings Corp.*	200	3,414
Ford Motor Co.	634	11,038
Hennes & Mauritz AB, Class B (Sweden)	103	4,381

Hilton Worldwide Holdings, Inc.*	200	5,064
Home Depot (The), Inc.	195	18,233
Honda Motor Co. Ltd. (Japan)	172	5,807
HSN, Inc.	100	6,059
Inditex SA (Spain)	150	4,346
JetBlue Airways Corp.*	300	3,669
Kate Spade & Co.*	100	3,234
Las Vegas Sands Corp.	200	13,302
Lennar Corp., Class A	200	7,836
LVMH Moet Hennessy Louis Vuitton SA (France)	37	6,420
Macy’s, Inc.	100	6,229
McDonald’s Corp.	200	18,743
Men’s Wearhouse (The), Inc.	75	4,052
Mitsubishi Corp. (Japan)	166	3,433
Mitsui & Co. Ltd. (Japan)	200	3,260
Mobile Mini, Inc.	100	3,917
NIKE, Inc., Class B	200	15,710
Office Depot, Inc.*	700	3,584
Panasonic Corp. (Japan)	300	3,665
Penske Automotive Group, Inc.	100	4,797
Rite Aid Corp.*	1,100	6,842
Skechers U.S.A., Inc., Class A*	100	5,837
Spirit Airlines, Inc.*	100	7,039
Standard Pacific Corp.*	300	2,511
Tenneco, Inc.*	100	6,408
Toyota Motor Corp. (Japan)	320	18,233
Walgreen Co.	176	10,652
Wal-Mart Stores, Inc.	652	49,225
Wesfarmers Ltd. (Australia)	149	6,027

		337,034

Consumer, Non-cyclical - 6.8%
Accuray, Inc.*	400	3,256
Affymetrix, Inc.*	400	3,468
Align Technology, Inc.*	80	4,357
Alnylam Pharmaceuticals, Inc.*	100	6,967
Amgen, Inc.	147	20,489
Anheuser-Busch InBev NV (Belgium)	111	12,332
Anika Therapeutics, Inc.*	100	4,200
AstraZeneca PLC (United Kingdom)	168	12,738
Bayer AG (Germany)	116	15,554
British American Tobacco PLC (United Kingdom)	255	15,043
Capella Education Co.	100	6,511
Capital Senior Living Corp.*	100	2,287
Cardinal Health, Inc.	392	28,891
Centene Corp.*	100	7,813
Coca-Cola (The) Co.	792	33,042
Convergys Corp.	100	1,920
CoStar Group, Inc.*	37	5,356
CSL Ltd. (Australia)	59	4,070
Deluxe Corp.	100	5,955
Diageo PLC (United Kingdom)	301	8,872
Ensign Group (The), Inc.	100	3,500
Euronet Worldwide, Inc.*	100	5,330
Foundation Medicine, Inc.*	100	2,327
Gilead Sciences, Inc.*	287	30,875
GlaxoSmithKline PLC (United Kingdom)	664	16,254
Haemonetics Corp.*	100	3,569
Hain Celestial Group (The), Inc.*	100	9,836
Humana, Inc.	168	21,628
Impax Laboratories, Inc.*	100	2,464
Imperial Tobacco Group PLC (United Kingdom)	130	5,670
Intercept Pharmaceuticals, Inc.*	30	8,692
InterMune, Inc.*	100	7,345
Isis Pharmaceuticals, Inc.*	200	8,152
Johnson & Johnson	506	52,487
Kellogg Co.	100	6,497
Kindred Healthcare, Inc.	100	2,065
LDR Holding Corp.*	200	5,414
Live Nation Entertainment, Inc.*	200	4,392
MannKind Corp.*	500	3,685
MAXIMUS, Inc.	100	4,120
McGraw Hill Financial, Inc.	300	24,339
Medicines (The) Co.*	100	2,561
Merck & Co., Inc.	495	29,754
Mondelez International, Inc., Class A	346	12,522
Nestle SA (Switzerland)	445	34,537
Novartis AG (Switzerland)	313	28,076
Novo Nordisk A/S, Class B (Denmark)	270	12,336
OncoMed Pharmaceuticals, Inc.*	200	4,058

OPKO Health, Inc.*	400	3,560
Orexigen Therapeutics, Inc.*	700	3,990
Pfizer, Inc.	1,125	33,064
Philip Morris International, Inc.	300	25,674
Pilgrim’s Pride Corp.*	200	5,974
Procter & Gamble (The) Co.	540	44,879
Raptor Pharmaceutical Corp.*	400	4,408
Reckitt Benckiser Group PLC (United Kingdom)	88	7,670
Roche Holding AG (Switzerland)	94	27,410
SABMiller PLC (United Kingdom)	131	7,227
Sanofi (France)	170	18,652
Seaboard Corp.*	1	2,899
Shire PLC (Ireland)	71	5,803
Spectrum Brands Holdings, Inc.	100	8,660
Takeda Pharmaceutical Co. Ltd. (Japan)	7	320
Teva Pharmaceutical Industries Ltd. (Israel)	104	5,417
Tyson Foods, Inc., Class A	100	3,806
Unilever NV (Netherlands)	217	9,020
Unilever PLC (United Kingdom)	150	6,621
UnitedHealth Group, Inc.	199	17,249
Woolworths Ltd. (Australia)	168	5,674

		803,583

Diversified - 0.0%
Hutchison Whampoa Ltd. (Hong Kong)	338	4,396

Energy - 3.0%
Antero Resources Corp.*	300	17,355
Athlon Energy, Inc.*	100	4,654
BG Group PLC (United Kingdom)	490	9,774
BP PLC (United Kingdom)	2,587	20,686
Chesapeake Energy Corp.	800	21,760
Chevron Corp.	345	44,660
Diamondback Energy, Inc.*	100	8,635
Eni S.p.A. (Italy)	357	8,903
EOG Resources, Inc.	100	10,988
Exxon Mobil Corp.	797	79,270
Forum Energy Technologies, Inc.*	100	3,405
Geospace Technologies Corp.*	100	4,112
ION Geophysical Corp.*	900	3,105
Kodiak Oil & Gas Corp.*	300	4,881
ONEOK, Inc.	200	14,040
Rosetta Resources, Inc.*	100	5,000
Royal Dutch Shell PLC, Class A (United Kingdom)	526	21,289
Royal Dutch Shell PLC, Class B (United Kingdom)	331	13,988
Schlumberger Ltd. (Netherland Antilles)	215	23,573
Statoil ASA (Norway)	142	3,986
Targa Resources Corp.	40	5,582
Total SA (France)	303	19,982
Western Refining, Inc.	100	4,653

		354,281

Financial - 7.3%
AIA Group Ltd. (Hong Kong)	1,760	9,606
Allianz SE (Germany)	57	9,721
American Express Co.	219	19,611
American International Group, Inc.	294	16,482
American Realty Capital Properties, Inc. REIT	1,000	13,160
American Tower Corp. REIT	76	7,494
AmTrust Financial Services, Inc.	10	440
Anworth Mortgage Asset Corp. REIT	700	3,633
Aon PLC (United Kingdom)	100	8,716
Australia & New Zealand Banking Group Ltd. (Australia)	376	11,739
AXA SA (France)	210	5,201
Banco Bilbao Vizcaya Argentaria SA (Spain)	875	10,589
Banco Santander SA (Spain)	1,727	17,222
Bank of America Corp.	1,902	30,603
Bank of the Ozarks, Inc.	100	3,195
Barclays PLC (United Kingdom)	2,422	9,025
Berkshire Hathaway, Inc., Class B*	448	61,488
BNP Paribas SA (France)	151	10,194
Charles Schwab (The) Corp.	259	7,384
Chubb (The) Corp.	300	27,585
Citigroup, Inc.	597	30,835
CNO Financial Group, Inc.	200	3,570
Commonwealth Bank of Australia (Australia)	219	16,633
Credit Acceptance Corp.*	50	6,162
Credit Suisse Group AG (Switzerland)*	218	6,145
Deutsche Bank AG (Germany)(a)	189	6,467

Employers Holdings, Inc.	200	4,282
EPR Properties REIT	100	5,691
Equity One, Inc. REIT	154	3,634
Equity Residential REIT	400	26,589
Financial Engines, Inc.	100	3,587
First American Financial Corp.	100	2,835
First Financial Bankshares, Inc.	100	2,939
FirstMerit Corp.	200	3,447
FXCM, Inc., Class A	300	4,347
Hanmi Financial Corp.	200	4,110
Highwoods Properties, Inc. REIT	97	4,127
HSBC Holdings PLC (United Kingdom)	2,555	27,655
ING Groep NV (Netherlands)*	484	6,655
Investors Bancorp, Inc.	396	4,202
JPMorgan Chase & Co.	646	38,406
LaSalle Hotel Properties REIT	100	3,655
Lloyds Banking Group PLC (United Kingdom)*	7,847	9,936
MarketAxess Holdings, Inc.	45	2,651
Marsh & McLennan Cos., Inc.	100	5,310
MGIC Investment Corp.*	400	3,372
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,692	9,728
Mizuho Financial Group, Inc. (Japan)	3,027	5,758
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	24	4,812
National Australia Bank Ltd. (Australia)	310	10,191
NewStar Financial, Inc.*	300	3,459
Nordea Bank AB (Sweden)	427	5,566
Northfield Bancorp, Inc.	300	3,933
NorthStar Realty Finance Corp. REIT	400	7,404
PacWest Bancorp	100	4,194
Portfolio Recovery Associates, Inc.*	100	5,683
Prospect Capital Corp.	400	4,124
Prosperity Bancshares, Inc.	100	6,040
Prudential PLC (United Kingdom)	334	8,040
Public Storage REIT	40	7,007
Radian Group, Inc.	200	2,912
RAIT Financial Trust REIT	500	4,045
RLJ Lodging Trust REIT	100	2,981
Ryman Hospitality Properties, Inc. REIT	13	647
Simon Property Group, Inc. REIT	61	10,372
Springleaf Holdings, Inc.*	100	3,328
Standard Chartered PLC (United Kingdom)	342	6,887
Stifel Financial Corp.*	100	4,788
Strategic Hotels & Resorts, Inc. REIT*	300	3,564
Sumitomo Mitsui Financial Group, Inc. (Japan)	222	8,963
Sunstone Hotel Investors, Inc. REIT	200	2,914
T. Rowe Price Group, Inc.	334	27,053
U.S. Bancorp	300	12,684
UBS AG (Switzerland)*	553	9,915
UMB Financial Corp.	100	5,775
Umpqua Holdings Corp.	200	3,494
Urstadt Biddle Properties, Inc., Class A REIT	200	4,264
Visa, Inc., Class A	136	28,903
Vornado Realty Trust REIT	220	23,291
Webster Financial Corp.	100	2,950
Wells Fargo & Co.	974	50,102
Western Alliance Bancorp*	100	2,361
Westpac Banking Corp. (Australia)	422	13,810
Weyerhaeuser Co. REIT	600	20,370
Zurich Insurance Group AG (Switzerland)*	16	4,828

		867,470

Industrial - 3.3%
3M Co.	100	14,400
ABB Ltd. (Switzerland)*	315	7,148
Actuant Corp., Class A	100	3,373
Acuity Brands, Inc.	50	6,194
Airbus Group NV (France)	89	5,473
Berry Plastics Group, Inc.*	100	2,411
Boeing (The) Co.	149	18,893
Caterpillar, Inc.	128	13,961
CLARCOR, Inc.	100	6,321
Cognex Corp.*	100	4,198
Darling Ingredients, Inc.*	200	3,856
Deutsche Post AG (Germany)	132	4,316
Eaton Corp. PLC (Ireland)	94	6,562
EMCOR Group, Inc.	100	4,320
Emerson Electric Co.	39	2,497
EnerSys	67	4,307
FedEx Corp.	50	7,394
Fluor Corp.	200	14,778

Generac Holdings, Inc.*	100	4,652
General Dynamics Corp.	83	10,230
General Electric Co.	1,962	50,972
Graphic Packaging Holding Co.*	400	5,116
Griffon Corp.	300	3,741
Haynes International, Inc.	100	4,958
HEICO Corp.	100	5,181
Hitachi Ltd. (Japan)	1,000	7,559
Ingersoll-Rand PLC (Ireland)	252	15,170
Koninklijke Philips NV (Netherlands)	106	3,230
Middleby (The) Corp.*	90	7,761
Mistras Group, Inc.*	200	4,292
Parker-Hannifin Corp.	200	23,100
Ply Gem Holdings, Inc.*	400	4,716
Precision Castparts Corp.	30	7,322
Quanex Building Products Corp.	200	3,612
Rofin-Sinar Technologies, Inc.*	200	4,792
Rolls-Royce Holdings PLC (United Kingdom)*	250	4,238
Sanmina Corp.*	100	2,348
Schneider Electric SE (France)	76	6,423
Siemens AG (Germany)	121	15,158
SunPower Corp.*	200	7,644
Swift Transportation Co.*	200	4,236
TTM Technologies, Inc.*	700	5,355
Union Pacific Corp.	200	21,054
United Parcel Service, Inc., Class B	183	17,812
USG Corp.*	200	5,794
Vinci SA (France)	54	3,530
Woodward, Inc.	100	5,223

		395,621

Technology - 3.7%
Acxiom Corp.*	100	1,855
Amkor Technology, Inc.*	300	3,120
Apple, Inc.	1,031	105,678
Applied Materials, Inc.	1,200	27,725
Aspen Technology, Inc.*	100	4,109
athenahealth, Inc.*	28	4,044
Broadcom Corp., Class A	500	19,690
Brooks Automation, Inc.	400	4,536
Canon, Inc. (Japan)	200	6,534
Computer Programs & Systems, Inc.	100	6,144
Dealertrack Technologies, Inc.*	100	4,476
EMC Corp.	314	9,272
Engility Holdings, Inc.*	100	3,514
Entegris, Inc.*	100	1,214
Fidelity National Information Services, Inc.	348	19,749
Hewlett-Packard Co.	300	11,400
Infoblox, Inc.*	300	4,035
Intel Corp.	729	25,457
International Business Machines Corp.	200	38,459
International Rectifier Corp.*	100	3,940
Intersil Corp., Class A	100	1,505
Mentor Graphics Corp.	100	2,181
Microsemi Corp.*	134	3,570
Microsoft Corp.	1,466	66,599
Oracle Corp.	835	34,678
PTC, Inc.*	130	5,030
SAP SE (Germany)	125	9,723
SS&C Technologies Holdings, Inc.*	100	4,526
SunEdison, Inc.*	300	6,609
Ultimate Software Group, Inc.*	29	4,263

		443,635

Utilities - 0.7%
Chesapeake Utilities Corp.	100	6,897
Cleco Corp.	100	5,642
Dominion Resources, Inc.	100	7,022
Duke Energy Corp.	100	7,399
Dynegy, Inc.*	100	3,268
E.ON SE (Germany)	263	4,779
Enel S.p.A. (Italy)	941	4,978
GDF Suez (France)	196	4,828
National Grid PLC (United Kingdom)	479	7,149
NRG Yield, Inc., Class A	100	5,439
PG&E Corp.	500	23,240

		80,641

TOTAL COMMON STOCKS
(Cost $2,952,225)		3,823,090

PREFERRED STOCKS - 0.0%
Consumer, Cyclical - 0.0%
Volkswagen AG (Germany)
(Cost $4,491)	21	4,714

RIGHTS - 0.0%
Communications - 0.0%
Leap Wireless International, Inc. CVR*
(Cost $244)	100	244

	Principal Amount	Value
CORPORATE BONDS - 29.1%
Communications - 1.5%
AT&T, Inc.
0.90%, 2/12/16	$21,000	$21,076
Cisco Systems, Inc.
5.50%, 2/22/16	75,000	80,477
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.50%, 3/01/16	52,000	54,041
Telefonica Emisiones S.A.U. (Spain)
3.992%, 2/16/16	26,000	27,151

		182,745

Consumer, Cyclical - 0.5%
Home Depot (The), Inc.
5.40%, 3/01/16	50,000	53,601

Consumer, Non-cyclical - 2.5%
Anheuser-Busch InBev Finance, Inc. (Belgium)
0.80%, 1/15/16	54,000	54,274
Bunge Ltd. Finance Corp.
4.10%, 3/15/16	52,000	54,348
Coca-Cola (The) Co.
1.50%, 11/15/15	54,000	54,673
Diageo Finance BV (Netherlands)
5.30%, 10/28/15	77,000	81,282
WellPoint, Inc.
5.25%, 1/15/16	51,000	54,255

		298,832

Energy - 1.1%
BP Capital Markets PLC (United Kingdom)
3.20%, 3/11/16	52,000	54,081
Occidental Petroleum Corp.
2.50%, 2/01/16	79,000	81,138

		135,219

Financial - 17.1%
American Express Credit Corp., MTN
1.75%, 6/12/15	54,000	54,574
Bank of America Corp., MTN
1.25%, 1/11/16	54,000	54,300
BB&T Corp.
5.20%, 12/23/15	77,000	81,323
BNP Paribas SA, MTN (France)
3.60%, 2/23/16	78,000	81,142
Canadian Imperial Bank of Commerce (Canada)
2.35%, 12/11/15	80,000	81,812
Citigroup, Inc.
4.75%, 5/19/15	94,000	96,781
4.587%, 12/15/15	62,000	65,053
Deutsche Bank AG (Germany)
3.25%, 1/11/16(a)	53,000	54,790
Fifth Third Bancorp
3.625%, 1/25/16	52,000	54,120
General Electric Capital Corp.
2.25%, 11/09/15	283,000	288,733
Goldman Sachs Group (The), Inc.
3.625%, 2/07/16	245,000	254,443
JPMorgan Chase & Co.
2.60%, 1/15/16	106,000	108,632
KFW (Germany)
2.625%, 2/16/16	13,000	13,421
MetLife, Inc.
5.00%, 6/15/15	142,000	147,175
Morgan Stanley
1.75%, 2/25/16	27,000	27,344
National Australia Bank Ltd. (Australia)
1.60%, 8/07/15	54,000	54,644
PNC Funding Corp.
5.25%, 11/15/15	127,000	133,835

Royal Bank of Scotland PLC (The) (United Kingdom)
4.375%, 3/16/16	51,000	53,696
Simon Property Group LP
5.10%, 6/15/15	105,000	108,772
State Street Corp.
2.875%, 3/07/16	52,000	53,849
Westpac Banking Corp. (Australia)
3.00%, 12/09/15	158,000	162,977

		2,031,416

Government - 1.2%
Corp. Andina de Fomento (Supranational)
3.75%, 1/15/16	26,000	26,999
Inter-American Development Bank (Supranational)
2.25%, 7/15/15	107,000	108,926

		135,925

Industrial - 1.3%
Ryder System, Inc., MTN
3.60%, 3/01/16	26,000	27,087
Thermo Fisher Scientific, Inc.
3.20%, 3/01/16	104,000	107,708
United Technologies Corp.
4.875%, 5/01/15	18,000	18,544

		153,339

Technology - 1.2%
Oracle Corp.
5.25%, 1/15/16	102,000	108,626
Texas Instruments, Inc.
0.45%, 8/03/15	27,000	27,045

		135,671

Utilities - 2.7%
Alabama Power Co.
0.55%, 10/15/15	55,000	55,072
Constellation Energy Group, Inc.
4.55%, 6/15/15	50,000	51,507
Dominion Resources, Inc., Series C
5.15%, 7/15/15	156,000	162,142
LG&E and KU Energy LLC
2.125%, 11/15/15	27,000	27,362
NextEra Energy Capital Holdings, Inc.
2.60%, 9/01/15	27,000	27,538

		323,621

TOTAL CORPORATE BONDS
(Cost $3,450,506)		3,450,369

UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS - 37.1%
Federal National Mortgage Association - 0.6%
5.00%, 4/15/15	70,000	72,116

United States Treasury Bonds/Notes - 36.5%
2.375%, 9/30/14	111,000	111,197
4.00%, 2/15/15	502,000	510,922
2.50%, 3/31/15	786,000	797,053
2.50%, 4/30/15	377,000	383,053
4.125%, 5/15/15	1,084,000	1,114,763
0.25%, 5/31/15	70,000	70,092
2.125%, 5/31/15	198,000	201,009
1.75%, 7/31/15	379,000	384,685
4.25%, 8/15/15	98,000	101,855
1.25%, 9/30/15	397,000	401,745
4.50%, 11/15/15	35,000	36,809
0.375%, 1/15/16	64,000	64,109
1.00%, 8/31/16	40,000	40,389
0.625%, 12/15/16	106,000	105,946

		4,323,627

TOTAL UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS
(Cost $4,394,144)		4,395,743

SOVEREIGN BOND - 0.9%
Poland Government International Bond (Poland)
3.875%, 7/16/15
(Cost $108,306)	105,000	108,098

TOTAL INVESTMENTS - 99.3%
(Cost $10,909,916)(b)		$11,782,258
Other assets less liabilities - 0.7%		80,533

NET ASSETS - 100.0%		$11,862,791

CVR - Contingent Value Rights.

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.

The table below shows the transactions in and earnings from investments in Deutsche Bank AG securities for the three months ended August 31, 2014.

				Change in
	Fair		Proceeds	Unrealized	Realized	Fair	Dividend/
	Value	Purchases	from	Appreciation/	Gain	Value	Interest
	5/31/2014	at Cost	Sales	(Depreciation)	(Loss)	8/31/2014	Income
Deutsche Bank AG (Common Stock)	$6,116	$1,370	$—	$(1,019)	$—	$6,467	$—
Deutsche Bank AG (Corporate Bond)	—	55,004	—	(214)	—	54,790	187

(b)	At August 31, 2014, the aggregate cost of investments for Federal income tax purposes was $10,912,455. The net unrealized appreciation was $869,803 which consisted of aggregate gross unrealized appreciation of $933,799 and aggregate gross unrealized depreciation of $63,996.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following table summarizes the valuation of each Fund’s investments by the above fair value hierarchy levels as of August 31, 2014.

	Level 1	Level 2	Level 3	Fair Value at 8/31/2014
Deutsche X-trackers 2010 Target Date ETF
Investments in Securities
Common Stocks †	$2,658,272	$—	$—	$2,658,272
Preferred Stocks	3,367	—	—	3,367
Rights	—	—	732	732
Corporate Bonds †	—	3,233,340	—	3,233,340
United States Government & Agency Obligations †	—	4,179,635	—	4,179,635
Sovereign Bond	—	101,921	—	101,921

Total Investments	$2,661,639	$7,514,896	$732	$10,177,267

Deutsche X-trackers 2020 Target Date ETF
Investments in Securities
Common Stocks †	$13,724,709	$—	$—	$13,724,709
Preferred Stocks	17,286	—	—	17,286
Rights	—	—	1,532	1,532
Corporate Bonds †	—	5,872,924	—	5,872,924
United States Government & Agency Obligations †	—	8,769,810	—	8,769,810
Sovereign Bond	—	86,478	—	86,478

Total Investments	$13,741,995	$14,729,212	$1,532	$28,472,739

Deutsche X-trackers 2030 Target Date ETF
Investments in Securities
Common Stocks †	$25,781,748	$—	$—	$25,781,748
Preferred Stocks	29,633	—	—	29,633
Rights	—	—	3,501	3,501
Corporate Bonds †	—	8,130,759	—	8,130,759
United States Government & Agency Obligations	—	454,232	—	454,232
Sovereign Bonds	—	902,583	—	902,583

Total Investments	$25,811,381	$9,487,574	$3,501	$35,302,456

Deutsche X-trackers 2040 Target Date ETF
Investments in Securities
Common Stocks †	$32,922,725	$—	$—	$32,922,725
Preferred Stocks	37,041	—	—	37,041
Rights	—	—	3,587	3,587
Corporate Bonds †	—	1,281,056	—	1,281,056
United States Government & Agency Obligations	—	1,520,381	—	1,520,381
Sovereign Bonds	—	123,660	—	123,660

Total Investments	$32,959,766	$2,925,097	$3,587	$35,888,450

Deutsche X-trackers In-Target Date ETF
Investments in Securities
Common Stocks †	$3,823,090	$—	$—	$3,823,090
Preferred Stocks	4,714	—	—	4,714
Rights	—	—	244	244
Corporate Bonds †	—	3,450,369	—	3,450,369
United States Government & Agency Obligations †	—	4,395,743	—	4,395,743
Sovereign Bond	—	108,098	—	108,098

Total Investments	$3,827,804	$7,954,210	$244	$11,782,258

†	See Schedule of Investments for additional detailed categorizations.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely

(b)

The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting

Item 3. Exhibits.

Certifications of principal executive and principal financial officers pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	db-X Exchange-Traded Funds Inc.

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date	October 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date	October 28, 2014

By (Signature and Title)*	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date	October 28, 2014

* Print the name and title of each signing officer under his or her signature.